DODGE & COX STOCK FUND
March 31, 2022
Portfolio of Investments (unaudited)
Common Stocks: 97.4%
	Shares	Value
Communication Services: 13.6%
Media & Entertainment: 12.2%
Alphabet, Inc., Class A(a)	63,300	$ 176,059,455
Alphabet, Inc., Class C(a)	1,261,953	3,524,622,109
Charter Communications, Inc., Class A(a)	3,994,586	2,179,126,555
Comcast Corp., Class A	48,867,294	2,287,966,705
DISH Network Corp., Class A(a)	25,123,037	795,144,121
Fox Corp., Class A	30,225,575	1,192,398,934
Fox Corp., Class B	8,488,433	307,960,349
Meta Platforms, Inc., Class A(a)	6,710,900	1,492,235,724
News Corp., Class A	7,684,190	170,204,809
		12,125,718,761
Telecommunication Services: 1.4%
T-Mobile U.S., Inc.(a)	10,685,237	1,371,450,169
		13,497,168,930
Consumer Discretionary: 2.5%
Automobiles & Components: 0.9%
Honda Motor Co., Ltd. ADR (Japan)	32,320,800	913,385,808
Consumer Services: 1.1%
Booking Holdings, Inc.(a)	438,380	1,029,513,511
Retailing: 0.5%
Qurate Retail, Inc., Series A(a)(b)	33,190,514	157,986,847
The Gap, Inc.(b)	26,573,900	374,160,512
		532,147,359
		2,475,046,678
Consumer Staples: 1.9%
Food, Beverage & Tobacco: 1.9%
Anheuser-Busch InBev SA NV ADR (Belgium)	15,123,835	908,337,530
Molson Coors Beverage Company, Class B(b)	18,164,725	969,633,020
		1,877,970,550
Energy: 8.3%
Baker Hughes Co., Class A	16,770,150	610,601,161
ConocoPhillips	14,316,858	1,431,685,800
Occidental Petroleum Corp.(b)	61,015,226	3,462,003,923
Occidental Petroleum Corp., Warrant(a)(b)	9,394,990	330,985,498
Schlumberger, Ltd. (Curacao/United States)	16,737,545	691,427,984
The Williams Companies, Inc.	48,998,900	1,637,053,249
		8,163,757,615
Financials: 23.1%
Banks: 5.6%
Bank of America Corp.	25,570,900	1,054,032,498
Truist Financial Corp.	11,340,144	642,986,165
Wells Fargo & Co.	80,136,241	3,883,402,239
		5,580,420,902
Diversified Financials: 13.6%
American Express Co.	5,775,700	1,080,055,900
Bank of New York Mellon Corp.	37,413,424	1,856,828,233
Capital One Financial Corp.(b)	21,661,213	2,843,900,655
Charles Schwab Corp.	48,399,300	4,080,544,983
Goldman Sachs Group, Inc.	5,205,000	1,718,170,500
State Street Corp.	15,566,600	1,356,162,192
UBS Group AG, NY Shs (Switzerland)	27,783,700	542,893,498
		13,478,555,961
Insurance: 3.9%
Aegon NV, NY Shs (Netherlands)	94,614,842	500,512,514

	Shares	Value
Brighthouse Financial, Inc.(a)(b)	6,648,863	$ 343,480,262
Lincoln National Corp.	2,745,880	179,470,717
MetLife, Inc.	39,803,442	2,797,385,904
		3,820,849,397
		22,879,826,260
Health Care: 20.8%
Health Care Equipment & Services: 5.5%
Cigna Corp.	11,051,672	2,648,091,128
CVS Health Corp.	9,305,400	941,799,534
Medtronic PLC (Ireland/United States)	3,051,000	338,508,450
UnitedHealth Group, Inc.	2,582,860	1,317,181,114
Zimmer Biomet Holdings, Inc.	1,451,589	185,658,233
		5,431,238,459
Pharmaceuticals, Biotechnology & Life Sciences: 15.3%
Alnylam Pharmaceuticals, Inc.(a)	3,249,177	530,558,112
BioMarin Pharmaceutical, Inc.(a)	8,986,725	692,876,498
Bristol-Myers Squibb Co.	17,517,339	1,279,291,267
Elanco Animal Health, Inc.(a)	19,110,000	498,579,900
Gilead Sciences, Inc.	25,138,812	1,494,502,373
GlaxoSmithKline PLC ADR (United Kingdom)	59,228,772	2,580,005,308
Incyte Corp.(a)	10,743,000	853,209,060
Novartis AG ADR (Switzerland)	19,357,100	1,698,585,525
Regeneron Pharmaceuticals, Inc.(a)	1,341,485	936,919,954
Roche Holding AG ADR (Switzerland)	24,282,999	1,199,822,981
Sanofi ADR (France)	65,019,128	3,338,082,032
		15,102,433,010
		20,533,671,469
Industrials: 8.7%
Capital Goods: 6.1%
Carrier Global Corp.	12,413,279	569,397,108
General Electric Co.	6,221,344	569,252,976
Johnson Controls International PLC (Ireland/United States)	32,580,217	2,136,284,829
Otis Worldwide Corp.	4,033,950	310,412,452
Raytheon Technologies Corp.	24,853,300	2,462,216,431
		6,047,563,796
Transportation: 2.6%
FedEx Corp.	10,874,177	2,516,175,816
		8,563,739,612
Information Technology: 17.7%
Semiconductors & Semiconductor Equipment: 1.6%
Microchip Technology, Inc.	20,650,366	1,551,668,501
Software & Services: 8.0%
Cognizant Technology Solutions Corp., Class A	18,957,877	1,699,952,831
Fiserv, Inc.(a)	23,146,600	2,347,065,240
Micro Focus International PLC ADR(b) (United Kingdom)	22,724,028	120,437,348
Microsoft Corp.	6,061,400	1,868,790,234
VMware, Inc., Class A(a)	16,524,583	1,881,654,266
		7,917,899,919
Technology, Hardware & Equipment: 8.1%
Cisco Systems, Inc.	30,544,387	1,703,155,019
Dell Technologies, Inc., Class C	13,656,388	685,414,114
Hewlett Packard Enterprise Co.(b)	71,334,949	1,192,006,998
HP, Inc.(b)	53,166,337	1,929,938,033
II-VI, Inc.(a)	4,421,394	320,506,851
1 / Dodge & Cox Stock Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
March 31, 2022
Common Stocks (continued)
	Shares	Value
Juniper Networks, Inc.(b)	28,800,765	$ 1,070,236,427
TE Connectivity, Ltd. (Switzerland)	8,647,675	1,132,672,472
		8,033,929,914
		17,503,498,334
Materials: 0.8%
Celanese Corp.	4,238,698	605,582,783
LyondellBasell Industries NV, Class A (Netherlands)	1,834,663	188,640,050
		794,222,833
Real Estate: 0.0%
Gaming and Leisure Properties, Inc. REIT	322,600	15,139,618
Total Common Stocks (Cost $60,410,205,340)		$96,304,041,899
Short-Term Investments: 2.7%
	Par Value/ Shares	Value
Repurchase Agreements: 2.3%
Fixed Income Clearing Corporation(c) 0.05%, dated 3/31/22, due 4/1/22, maturity value $2,282,478,170	2,282,475,000	$ 2,282,475,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	403,816,613	403,816,613
Total Short-Term Investments (Cost $2,686,291,613)		$ 2,686,291,613
Total Investments In Securities (Cost $63,096,496,953)	100.1%	$98,990,333,512
Other Assets Less Liabilities	(0.1)%	(56,083,534)
Net Assets	100.0%	$98,934,249,978
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.75%-6.25%, 8/15/23-3/31/24, U.S. Treasury Inflation Indexed Notes 0.625%, 1/15/24 and U.S. Treasury Floating Rate Notes 0.591%, 1/31/24. Total collateral value is $2,328,124,669.
In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt
NY Shs: New York Registry Shares

Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended March 31, 2022. Further detail on these holdings and related activity during the period appear below.
See accompanying Notes to Portfolio of Investments	Dodge & Cox Stock Fund / 2

Portfolio of Investments (unaudited)
March 31, 2022
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 12.9%
Consumer Discretionary 0.5%
Qurate Retail, Inc., Series A(a)	$ 252,247,906	$ —	$ —	$ —	$ (94,261,059)	$ 157,986,847	$ —
The Gap, Inc.	310,332,890	159,072,025	—	—	(95,244,403)	374,160,512	2,109,912
						532,147,359
Consumer Staples 1.0%
Molson Coors Beverage Company, Class B	841,935,004	—	—	—	127,698,016	969,633,020	6,902,596
Energy 3.8%
Occidental Petroleum Corp.	1,982,293,469	—	(412,373,855)	(101,180,549)	1,993,264,858	3,462,003,923	8,889,208
Occidental Petroleum Corp., Warrant(a)	118,470,824	—	—	—	212,514,674	330,985,498	—
						3,792,989,421
Financials 3.2%
Brighthouse Financial, Inc.(a)	344,411,103	—	—	—	(930,841)	343,480,262	—
Capital One Financial Corp.	3,095,729,180	47,763,420	—	—	(299,591,945)	2,843,900,655	12,801,968
						3,187,380,917
Information Technology 4.4%
Hewlett Packard Enterprise Co.	1,124,952,146	—	—	—	67,054,852	1,192,006,998	8,560,194
HP, Inc.	2,613,930,228	—	(613,584,833)	311,755,481	(382,162,843)	1,929,938,033	13,989,734
Juniper Networks, Inc.	1,028,475,318	—	—	—	41,761,109	1,070,236,427	6,048,161
Micro Focus International PLC ADR	126,572,836	—	—	—	(6,135,488)	120,437,348	4,612,978
						4,312,618,806
				$ 210,574,932	$1,563,966,930	$12,794,769,523	$63,914,751
(a)	Non-income producing
3 / Dodge & Cox Stock Fund	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■	Level 1: Unadjusted quoted prices in active markets for identical securities
■	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2022:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$13,497,168,930	$ —
Consumer Discretionary	2,475,046,678	—
Consumer Staples	1,877,970,550	—
Energy	8,163,757,615	—
Financials	22,879,826,260	—
Health Care	20,533,671,469	—
Industrials	8,563,739,612	—
Information Technology	17,503,498,334	—
Materials	794,222,833	—
Real Estate	15,139,618	—
Short-Term Investments
Repurchase Agreements	—	2,282,475,000
Money Market Fund	403,816,613	—
Total Securities	$96,707,858,512	$2,282,475,000
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox Stock Fund / 4

DODGE & COX GLOBAL STOCK FUND
March 31, 2022
Consolidated Portfolio of Investments (unaudited)
Common Stocks: 95.5%
	Shares	Value
Communication Services: 14.4%
Media & Entertainment: 13.4%
Alphabet, Inc., Class C(a) (United States)	112,799	$ 315,046,479
Baidu, Inc. ADR(a) (Cayman Islands/China)	1,250,100	165,388,230
Charter Communications, Inc., Class A(a) (United States)	425,097	231,898,916
Comcast Corp., Class A (United States)	6,161,200	288,467,384
DISH Network Corp., Class A(a) (United States)	1,642,900	51,997,785
Fox Corp., Class A (United States)	2,541,300	100,254,285
Grupo Televisa SAB ADR (Mexico)	9,815,600	114,842,520
Meta Platforms, Inc., Class A(a) (United States)	553,600	123,098,496
NetEase, Inc. ADR (Cayman Islands/China)	797,500	71,527,775
Television Broadcasts, Ltd.(a) (Hong Kong)	2,101,000	1,201,969
		1,463,723,839
Telecommunication Services: 1.0%
T-Mobile U.S., Inc.(a) (United States)	826,300	106,055,605
		1,569,779,444
Consumer Discretionary: 6.6%
Automobiles & Components: 1.0%
Honda Motor Co., Ltd. (Japan)	3,733,600	106,094,778
Consumer Services: 1.1%
Booking Holdings, Inc.(a) (United States)	27,100	63,642,995
Entain PLC(a) (Isle of Man/United Kingdom)	2,503,527	53,696,908
		117,339,903
Retailing: 4.5%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	1,914,700	208,319,360
JD.com, Inc. ADR(a) (Cayman Islands/China)	1,787,046	103,416,352
Naspers, Ltd., Class N (South Africa)	302,228	34,216,827
Prosus NV, Class N(a) (Netherlands)	2,594,046	137,321,918
Qurate Retail, Inc., Series A(a) (United States)	2,299,892	10,947,486
		494,221,943
		717,656,624
Consumer Staples: 2.6%
Food & Staples Retailing: 0.0%
Magnit PJSC(b) (Russia)	610,500	75
Food, Beverage & Tobacco: 2.6%
Anheuser-Busch InBev SA NV (Belgium)	2,719,700	163,125,735
Molson Coors Beverage Company, Class B (United States)	2,374,000	126,724,120
		289,849,855
		289,849,930
Energy: 8.1%
Occidental Petroleum Corp. (United States)	6,290,663	356,932,218
Occidental Petroleum Corp., Warrant(a) (United States)	939,445	33,096,647
Ovintiv, Inc. (United States)	4,809,738	260,062,534
Suncor Energy, Inc. (Canada)	7,369,900	240,185,041
		890,276,440

	Shares	Value
Financials: 23.3%
Banks: 12.6%
Axis Bank, Ltd.(a) (India)	16,844,200	$ 167,593,119
Banco Santander SA (Spain)	67,220,494	228,076,733
Barclays PLC (United Kingdom)	61,737,500	119,931,840
BNP Paribas SA (France)	3,342,000	190,284,264
Credicorp, Ltd. (Bermuda/Peru)	744,400	127,940,028
ICICI Bank, Ltd. (India)	17,192,536	164,883,465
Standard Chartered PLC (United Kingdom)	23,843,777	158,116,286
Wells Fargo & Co. (United States)	4,507,073	218,412,758
		1,375,238,493
Diversified Financials: 7.4%
Bank of New York Mellon Corp. (United States)	1,397,100	69,338,073
Capital One Financial Corp. (United States)	853,697	112,081,879
Charles Schwab Corp. (United States)	1,761,752	148,533,311
Credit Suisse Group AG (Switzerland)	15,370,103	121,271,834
Jackson Financial, Inc., Class A (United States)	1,867,497	82,599,393
UBS Group AG (Switzerland)	9,995,000	195,272,349
XP, Inc., Class A(a) (Cayman Islands/Brazil)	2,881,607	86,736,371
		815,833,210
Insurance: 3.3%
Aegon NV (Netherlands)	11,398,345	60,154,469
Aviva PLC (United Kingdom)	25,220,320	148,873,465
MetLife, Inc. (United States)	1,157,000	81,313,960
Prudential PLC (United Kingdom)	4,664,500	68,902,929
		359,244,823
		2,550,316,526
Health Care: 19.9%
Health Care Equipment & Services: 4.1%
Cigna Corp. (United States)	647,738	155,204,502
CVS Health Corp. (United States)	557,500	56,424,575
Fresenius Medical Care AG & Co. KGaA (Germany)	1,811,000	121,450,277
UnitedHealth Group, Inc. (United States)	234,100	119,383,977
		452,463,331
Pharmaceuticals, Biotechnology & Life Sciences: 15.8%
Alnylam Pharmaceuticals, Inc.(a) (United States)	436,500	71,276,085
Bayer AG (Germany)	1,738,220	118,924,151
BioMarin Pharmaceutical, Inc.(a) (United States)	891,500	68,734,650
GlaxoSmithKline PLC (United Kingdom)	18,065,200	389,556,781
Incyte Corp.(a) (United States)	1,415,400	112,411,068
Novartis AG (Switzerland)	3,275,600	287,274,913
Regeneron Pharmaceuticals, Inc.(a) (United States)	160,852	112,342,254
Roche Holding AG (Switzerland)	499,200	197,421,277
Sanofi (France)	3,557,557	362,814,791
		1,720,755,970
		2,173,219,301
Industrials: 5.9%
Capital Goods: 4.1%
General Electric Co. (United States)	540,600	49,464,900
Johnson Controls International PLC (Ireland/United States)	1,164,403	76,349,905
1 / Dodge & Cox Global Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
March 31, 2022
Common Stocks (continued)
	Shares	Value
Mitsubishi Electric Corp. (Japan)	11,239,500	$ 129,364,263
Raytheon Technologies Corp. (United States)	1,900,800	188,312,256
		443,491,324
Transportation: 1.8%
FedEx Corp. (United States)	867,400	200,707,686
		644,199,010
Information Technology: 8.2%
Semiconductors & Semiconductor Equipment: 1.1%
Microchip Technology, Inc. (United States)	1,544,800	116,076,272
Software & Services: 5.2%
Cognizant Technology Solutions Corp., Class A (United States)	1,031,800	92,521,506
Fiserv, Inc.(a) (United States)	1,591,900	161,418,660
Micro Focus International PLC (United Kingdom)	2,738,099	14,513,254
Microsoft Corp. (United States)	341,000	105,133,710
VMware, Inc., Class A(a) (United States)	1,741,829	198,342,068
		571,929,198
Technology, Hardware & Equipment: 1.9%
Cisco Systems, Inc. (United States)	1,206,100	67,252,136
Dell Technologies, Inc., Class C (United States)	879,843	44,159,320
Juniper Networks, Inc. (United States)	1,183,168	43,966,523
TE Connectivity, Ltd. (Switzerland)	371,715	48,687,231
		204,065,210
		892,070,680
Materials: 5.4%
Celanese Corp. (United States)	672,200	96,037,214
Glencore PLC (Jersey/United Kingdom)	10,316,400	67,043,901
Holcim, Ltd. (Switzerland)	1,545,262	75,442,156
LyondellBasell Industries NV, Class A (Netherlands)	125,617	12,915,940
Mitsubishi Chemical Holdings Corp. (Japan)	18,803,500	125,115,628
Nutrien, Ltd. (Canada)	898,200	93,403,818
Teck Resources, Ltd., Class B (Canada)	2,935,800	118,576,962
		588,535,619
Real Estate: 1.1%
CK Asset Holdings, Ltd. (Cayman Islands/Hong Kong)	7,915,500	54,100,230
Daito Trust Construction Co., Ltd. (Japan)	430,300	45,654,620
Hang Lung Group, Ltd. (Hong Kong)	12,336,600	26,139,084
		125,893,934
Total Common Stocks (Cost $8,164,700,772)		$10,441,797,508
Preferred Stocks: 2.8%
	Par Value/ Shares	Value
Financials: 1.9%
Banks: 1.9%
Itau Unibanco Holding SA, Pfd (Brazil)	35,436,293	$204,532,473
Information Technology: 0.9%
Technology, Hardware & Equipment: 0.9%
Samsung Electronics Co., Ltd., Pfd (South Korea)	1,851,830	95,783,739
Total Preferred Stocks (Cost $177,169,956)		$300,316,212
Short-Term Investments: 1.6%
	Par Value/ Shares	Value
Repurchase Agreements: 1.2%
Fixed Income Clearing Corporation(c) 0.05%, dated 3/31/22, due 4/1/22, maturity value $126,755,176	$126,755,000	$ 126,755,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	44,595,807	44,595,807
Total Short-Term Investments (Cost $171,350,807)		$ 171,350,807
Total Investments In Securities (Cost $8,513,221,535)	99.9%	$10,913,464,527
Other Assets Less Liabilities	0.1%	15,174,415
Net Assets	100.0%	$10,928,638,942
(a)	Non-income producing
(b)	Valued using significant unobservable inputs.
(c)	Repurchase agreement is collateralized by Treasury Bills 0.00%, 9/29/22. Total collateral value is $129,290,144.
In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index— Long Position	2,034	6/17/22	$86,021,782	$2,587,875
Yen Denominated Nikkei 225 Index— Long Position	485	6/9/22	54,848,345	4,383,416
				$6,971,291
See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)
March 31, 2022
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CHF: Swiss Franc
Bank of America	4/13/22	USD	6,018,525	CHF	5,560,200	$ (408)
Bank of America	4/13/22	USD	6,018,345	CHF	5,560,212	(600)
Bank of America	4/13/22	USD	6,017,609	CHF	5,560,200	(1,323)
Bank of America	4/13/22	CHF	1,058,999	USD	1,125,586	20,783
Bank of America	4/13/22	CHF	1,058,998	USD	1,126,064	20,304
Bank of America	4/13/22	CHF	1,058,998	USD	1,127,010	19,358
Bank of America	4/13/22	CHF	1,058,999	USD	1,124,999	21,370
Bank of America	4/13/22	CHF	1,059,001	USD	1,124,740	21,632
Bank of America	4/13/22	CHF	1,058,998	USD	1,126,567	19,801
Bank of America	4/13/22	CHF	1,059,000	USD	1,125,467	20,904
Barclays	4/13/22	USD	6,023,247	CHF	5,560,200	4,315
Barclays	4/13/22	USD	6,025,071	CHF	5,560,203	6,135
Citibank	4/13/22	CHF	2,118,000	USD	2,252,284	40,457
Citibank	4/13/22	CHF	1,059,005	USD	1,126,195	20,181
Citibank	4/13/22	CHF	1,059,009	USD	1,125,660	20,721
HSBC	4/13/22	CHF	1,059,000	USD	1,125,604	20,767
HSBC	4/13/22	CHF	1,058,995	USD	1,127,228	19,138
HSBC	4/13/22	CHF	1,059,006	USD	1,126,508	19,869
HSBC	4/13/22	CHF	1,059,001	USD	1,124,899	21,473
HSBC	4/13/22	CHF	1,059,002	USD	1,125,367	21,005
Morgan Stanley	4/13/22	CHF	1,059,000	USD	1,126,559	19,812
Morgan Stanley	4/13/22	CHF	1,059,000	USD	1,125,925	20,445
Standard Chartered	4/13/22	USD	6,018,552	CHF	5,560,194	(374)
State Street	4/13/22	CHF	1,058,989	USD	1,126,359	19,999
State Street	4/13/22	CHF	1,059,000	USD	1,125,260	21,110
UBS	4/13/22	USD	6,023,555	CHF	5,560,199	4,624
UBS	4/13/22	USD	6,025,736	CHF	5,560,194	6,810
UBS	4/13/22	USD	6,025,191	CHF	5,560,203	6,255
UBS	4/13/22	USD	6,020,518	CHF	5,560,195	1,591
Bank of America	5/18/22	USD	4,753,570	CHF	4,389,500	(4,536)
Bank of America	5/18/22	USD	4,755,175	CHF	4,389,502	(2,933)
Barclays	5/18/22	USD	4,752,539	CHF	4,389,500	(5,567)
Citibank	5/18/22	USD	4,750,943	CHF	4,389,510	(7,174)
Citibank	5/18/22	USD	4,753,026	CHF	4,389,500	(5,080)
JPMorgan	5/18/22	USD	4,752,289	CHF	4,389,495	(5,812)
JPMorgan	5/18/22	USD	4,750,019	CHF	4,389,496	(8,083)
JPMorgan	5/18/22	USD	4,752,370	CHF	4,389,499	(5,735)
Standard Chartered	5/18/22	USD	4,753,496	CHF	4,389,495	(4,604)
Standard Chartered	5/18/22	USD	4,755,054	CHF	4,389,503	(3,055)
Barclays	6/15/22	USD	8,164,852	CHF	7,613,400	(98,963)
Barclays	6/15/22	USD	8,164,891	CHF	7,613,404	(98,928)
Standard Chartered	6/15/22	USD	8,161,990	CHF	7,613,400	(101,824)
Standard Chartered	6/15/22	USD	8,168,243	CHF	7,613,392	(95,563)
Standard Chartered	6/15/22	USD	8,165,221	CHF	7,613,404	(98,597)
CNH: Chinese Yuan Renminbi
Bank of America	4/27/22	CNH	148,500,000	USD	23,422,713	(87,181)
Bank of America	4/27/22	CNH	38,764,000	USD	6,062,653	28,785
Citibank	4/27/22	USD	65,331,622	CNH	432,528,000	(2,636,535)
Goldman Sachs	4/27/22	CNH	68,371,000	USD	9,498,611	1,245,320
Goldman Sachs	4/27/22	USD	9,234,784	CNH	64,264,860	(863,901)
HSBC	4/27/22	USD	5,378,709	CNH	38,525,000	(675,173)
HSBC	4/27/22	USD	5,296,950	CNH	37,950,000	(666,575)
HSBC	4/27/22	USD	5,374,581	CNH	38,525,000	(679,300)
HSBC	4/27/22	CNH	173,000,000	USD	24,116,540	3,068,962
HSBC	4/27/22	USD	9,230,132	CNH	65,238,570	(1,021,564)
HSBC	4/27/22	USD	9,369,992	CNH	65,238,570	(881,703)
HSBC	4/27/22	CNH	58,000,000	USD	9,141,056	(26,841)
HSBC	4/27/22	CNH	148,500,000	USD	23,425,669	(90,136)
HSBC	4/27/22	CNH	38,764,000	USD	6,061,895	29,543
JPMorgan	4/27/22	CNH	68,371,000	USD	9,524,015	1,219,915
HSBC	6/22/22	USD	24,891,772	CNH	163,870,000	(780,183)
HSBC	6/22/22	USD	24,892,150	CNH	163,870,000	(779,805)
HSBC	6/22/22	CNH	91,700,000	USD	14,312,694	53,073
3 / Dodge & Cox Global Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
March 31, 2022
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC	7/20/22	USD	40,347,598	CNH	267,661,930	$ (1,536,872)
JPMorgan	7/20/22	USD	40,385,342	CNH	267,661,930	(1,499,128)
Goldman Sachs	7/27/22	USD	16,793,687	CNH	124,500,000	(2,683,717)
HSBC	7/27/22	CNH	62,500,000	USD	8,664,911	1,112,903
HSBC	7/27/22	CNH	62,500,000	USD	8,669,718	1,108,095
UBS	7/27/22	USD	16,793,687	CNH	124,500,000	(2,683,717)
JPMorgan	8/24/22	USD	13,573,637	CNH	90,000,000	(492,852)
JPMorgan	8/24/22	USD	13,590,034	CNH	90,000,000	(476,455)
UBS	8/24/22	USD	8,538,529	CNH	56,554,520	(300,621)
Bank of America	9/28/22	USD	45,351,816	CNH	301,000,000	(1,636,201)
UBS	9/28/22	USD	21,990,104	CNH	144,000,000	(489,212)
HSBC	10/19/22	USD	23,218,282	CNH	152,500,000	(573,162)
JPMorgan	10/19/22	USD	23,223,940	CNH	152,500,000	(567,505)
HSBC	10/26/22	USD	10,530,691	CNH	76,000,000	(1,324,220)
HSBC	10/26/22	USD	10,535,071	CNH	76,000,000	(1,319,841)
HSBC	11/9/22	USD	7,169,966	CNH	47,116,000	(177,214)
UBS	11/9/22	USD	7,179,143	CNH	47,116,000	(168,037)
HSBC	1/11/23	USD	23,098,202	CNH	167,000,000	(2,908,273)
HSBC	1/11/23	USD	16,344,152	CNH	106,000,000	(162,951)
HSBC	1/11/23	USD	12,081,597	CNH	78,000,000	(65,139)
JPMorgan	1/11/23	USD	16,349,194	CNH	106,000,000	(157,910)
Standard Chartered	1/11/23	USD	12,082,159	CNH	78,000,000	(64,578)
JPMorgan	2/8/23	USD	27,308,596	CNH	176,596,500	(178,467)
UBS	2/8/23	USD	27,302,897	CNH	176,596,500	(184,166)
Citibank	3/22/23	USD	15,513,773	CNH	100,250,000	(78,258)
JPMorgan	3/22/23	USD	39,603,960	CNH	256,000,000	(212,098)
JPMorgan	3/22/23	USD	15,511,372	CNH	100,250,000	(80,658)
JPMorgan	3/22/23	USD	15,510,456	CNH	100,500,000	(120,457)
Standard Chartered	3/22/23	USD	15,511,174	CNH	100,500,000	(119,739)
Unrealized gain on currency forward contracts						8,305,455
Unrealized loss on currency forward contracts						(29,999,504)
Net unrealized loss on currency forward contracts						$(21,694,049)
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Convertible debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Equity total return swaps are valued using prices received from independent pricing services which utilize market quotes from underlying reference instruments. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■	Level 1: Unadjusted quoted prices in active markets for identical securities
■	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2022:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$1,568,577,475	$ 1,201,969	$—
Consumer Discretionary	386,326,193	331,330,431	—
Consumer Staples	126,724,120	163,125,735	75
Energy	890,276,440	—	—
Financials	926,955,773	1,623,360,753	—
Health Care	695,777,111	1,477,442,190	—
Industrials	514,834,747	129,364,263	—
Information Technology	877,557,426	14,513,254	—
Materials	320,933,934	267,601,685	—
Real Estate	—	125,893,934	—
5 / Dodge & Cox Global Stock Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Preferred Stocks
Financials	$ —	$ 204,532,473	$—
Information Technology	—	95,783,739	—
Short-Term Investments
Repurchase Agreements	—	126,755,000	—
Money Market Fund	44,595,807	—	—
Total Securities	$6,352,559,026	$4,560,905,426	$75
Other Investments
Currency Forward Contracts
Appreciation	$ —	$ 8,305,455	$—
Depreciation	—	(29,999,504)	—
Futures Contracts
Appreciation	6,971,291	—	—
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox Global Stock Fund / 6

DODGE & COX INTERNATIONAL STOCK FUND
March 31, 2022
Consolidated Portfolio of Investments (unaudited)
Common Stocks: 91.9%
	Shares	Value
Communication Services: 5.4%
Media & Entertainment: 3.6%
Baidu, Inc. ADR(a) (Cayman Islands/China)	4,637,325	$ 613,518,097
Grupo Televisa SAB ADR (Mexico)	46,380,780	542,655,126
NetEase, Inc. ADR (Cayman Islands/China)	4,863,300	436,189,377
Television Broadcasts, Ltd.(a)(b) (Hong Kong)	38,464,400	22,005,248
		1,614,367,848
Telecommunication Services: 1.8%
Liberty Global PLC, Class A(a) (United Kingdom)	4,612,561	117,666,431
Liberty Global PLC, Class C(a) (United Kingdom)	11,040,068	286,048,162
Millicom International Cellular SA SDR(a) (Luxembourg)	4,851,184	122,598,100
Vodafone Group PLC (United Kingdom)	162,326,400	266,323,554
		792,636,247
		2,407,004,095
Consumer Discretionary: 9.5%
Automobiles & Components: 2.5%
Honda Motor Co., Ltd. (Japan)	35,591,755	1,011,382,939
Yamaha Motor Co., Ltd. (Japan)	4,489,800	100,620,837
		1,112,003,776
Consumer Services: 1.6%
Booking Holdings, Inc.(a) (United States)	174,500	409,804,525
Entain PLC(a) (Isle of Man/United Kingdom)	13,862,627	297,332,605
		707,137,130
Retailing: 5.4%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	7,532,300	819,514,240
JD.com, Inc. ADR(a) (Cayman Islands/China)	9,970,648	577,001,400
Naspers, Ltd., Class N (South Africa)	2,436,333	275,830,122
Prosus NV, Class N(a) (Netherlands)	14,370,092	760,714,570
		2,433,060,332
		4,252,201,238
Consumer Staples: 4.5%
Food & Staples Retailing: 0.5%
Magnit PJSC(c) (Russia)	3,293,785	405
Seven & i Holdings Co., Ltd. (Japan)	4,557,900	216,865,892
		216,866,297
Food, Beverage & Tobacco: 3.3%
Anheuser-Busch InBev SA NV (Belgium)	11,121,700	667,071,915
Imperial Brands PLC (United Kingdom)	38,224,397	804,854,644
		1,471,926,559
Household & Personal Products: 0.7%
Beiersdorf AG (Germany)	3,144,900	330,470,126
		2,019,262,982
Energy: 7.8%
Equinor ASA (Norway)	10,039,338	376,707,550
Ovintiv, Inc. (United States)	11,499,924	621,800,891
Schlumberger, Ltd. (Curacao/United States)	3,913,024	161,647,021
Suncor Energy, Inc. (Canada)	27,318,954	890,324,711

	Shares	Value
TC Energy Corp. (Canada)	9,688,000	$ 546,596,960
TotalEnergies SE (France)	17,903,370	908,394,362
		3,505,471,495
Financials: 24.5%
Banks: 15.3%
Axis Bank, Ltd.(a) (India)	91,967,250	915,037,712
Banco Santander SA (Spain)	346,824,016	1,176,761,488
Barclays PLC (United Kingdom)	426,776,008	829,059,032
BNP Paribas SA (France)	21,605,792	1,230,174,217
Credicorp, Ltd. (Bermuda/Peru)	3,039,180	522,343,867
ICICI Bank, Ltd. (India)	112,786,676	1,081,670,439
Mitsubishi UFJ Financial Group, Inc. (Japan)	82,173,800	510,067,106
Standard Chartered PLC (United Kingdom)	85,644,571	567,938,607
		6,833,052,468
Diversified Financials: 5.9%
Credit Suisse Group AG (Switzerland)	89,709,369	707,816,970
UBS Group AG (Switzerland)	83,757,942	1,636,379,198
XP, Inc., Class A(a) (Cayman Islands/Brazil)	10,511,502	316,396,210
		2,660,592,378
Insurance: 3.3%
Aegon NV (Netherlands)	53,978,503	284,870,146
Aviva PLC (United Kingdom)	130,908,227	772,740,445
Prudential PLC (United Kingdom)	27,219,547	402,080,936
		1,459,691,527
		10,953,336,373
Health Care: 17.6%
Health Care Equipment & Services: 1.8%
Fresenius Medical Care AG & Co. KGaA (Germany)	6,864,500	460,350,872
Olympus Corp. (Japan)	17,155,200	325,921,182
		786,272,054
Pharmaceuticals, Biotechnology & Life Sciences: 15.8%
Bayer AG (Germany)	11,930,510	816,252,128
GlaxoSmithKline PLC (United Kingdom)	79,654,900	1,717,673,008
Novartis AG (Switzerland)	16,996,770	1,490,641,597
Roche Holding AG (Switzerland)	3,426,200	1,354,977,521
Sanofi (France)	16,749,722	1,708,207,878
		7,087,752,132
		7,874,024,186
Industrials: 5.8%
Capital Goods: 5.8%
Johnson Controls International PLC (Ireland/United States)	13,001,401	852,501,864
Mitsubishi Electric Corp. (Japan)	71,417,600	822,001,441
Nidec Corp. (Japan)	2,189,100	173,433,113
Schneider Electric SA (France)	2,398,546	400,452,713
Smiths Group PLC (United Kingdom)	18,150,616	344,060,131
		2,592,449,262
Information Technology: 3.5%
Software & Services: 0.2%
Micro Focus International PLC(b) (United Kingdom)	18,874,983	100,046,574
Technology, Hardware & Equipment: 3.3%
Brother Industries, Ltd. (Japan)	9,270,900	168,825,265
Kyocera Corp. (Japan)	8,735,000	490,983,078
1 / Dodge & Cox International Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
March 31, 2022
Common Stocks (continued)
	Shares	Value
Murata Manufacturing Co., Ltd. (Japan)	4,840,800	$ 320,004,364
TE Connectivity, Ltd. (Switzerland)	3,871,985	507,152,595
		1,486,965,302
		1,587,011,876
Materials: 10.6%
Akzo Nobel NV (Netherlands)	7,138,760	613,334,709
Glencore PLC (Jersey/United Kingdom)	103,482,861	672,511,221
Holcim, Ltd. (Switzerland)	19,724,541	962,983,555
Linde PLC (Ireland/United States)	1,277,735	411,738,546
Mitsubishi Chemical Holdings Corp.(b) (Japan)	88,324,100	587,695,123
Nutrien, Ltd. (Canada)	7,822,959	813,509,506
Teck Resources, Ltd., Class B (Canada)	16,857,240	680,863,924
		4,742,636,584
Real Estate: 2.2%
CK Asset Holdings, Ltd. (Cayman Islands/Hong Kong)	71,396,700	487,976,488
Daito Trust Construction Co., Ltd. (Japan)	2,967,600	314,860,911
Hang Lung Group, Ltd.(b) (Hong Kong)	96,275,200	203,990,204
		1,006,827,603
Utilities: 0.5%
Engie SA (France)	15,842,438	207,669,142
Total Common Stocks (Cost $35,931,308,538)		$41,147,894,836
Preferred Stocks: 5.0%
	Par Value/ Shares	Value
Financials: 2.6%
Banks: 2.6%
Itau Unibanco Holding SA, Pfd (Brazil)	202,702,151	$1,169,963,582
Information Technology: 2.4%
Technology, Hardware & Equipment: 2.4%
Samsung Electronics Co., Ltd., Pfd (South Korea)	21,204,500	1,096,777,933
Total Preferred Stocks (Cost $1,453,362,370)		$2,266,741,515
Short-Term Investments: 2.7%
	Par Value/ Shares	Value
Repurchase Agreements: 2.3%
Fixed Income Clearing Corporation(d) 0.05%, dated 3/31/22, due 4/1/22, maturity value $1,017,612,413	$1,017,611,000	$ 1,017,611,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	181,747,588	181,747,588
Total Short-Term Investments (Cost $1,199,358,588)		$ 1,199,358,588
Total Investments In Securities (Cost $38,584,029,496)	99.6%	$44,613,994,939
Other Assets Less Liabilities	0.4%	157,361,929
Net Assets	100.0%	$44,771,356,868
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)	Valued using significant unobservable inputs.
(d)	Repurchase agreement is collateralized by Treasury Bills 0.00%, 9/29/22. Total collateral value is $1,037,963,269.
In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt
SDR: Swedish Depository Receipt

Equity Total Return Swaps
Fund Receives	Fund Pays	Counterparty	Maturity Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Total Return on Prosus NV	0.520%	Goldman Sachs	10/25/22	$116,768,920	$(63,759,267)
0.120%	Total Return on Tencent Holdings, Ltd.	Goldman Sachs	10/25/22	161,410,519	48,143,360
					$(15,615,907)
The combination of the equity total return swaps is designed to hedge Naspers, Ltd.'s and Prosus NV’s exposure to Tencent Holdings, Ltd. The swaps pay at maturity; no upfront payments were made.
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index— Long Position	17,956	6/17/22	$759,393,864	$24,537,537
Yen Denominated Nikkei 225 Index— Long Position	4,303	6/9/22	486,623,562	41,672,429
				$66,209,966
See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox International Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)
March 31, 2022
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CHF: Swiss Franc
Bank of America	4/13/22	USD	41,824,791	CHF	38,639,737	$ (2,835)
Bank of America	4/13/22	USD	41,823,545	CHF	38,639,820	(4,170)
Bank of America	4/13/22	USD	41,818,426	CHF	38,639,732	(9,195)
Bank of America	4/13/22	CHF	7,349,991	USD	7,808,067	148,319
Bank of America	4/13/22	CHF	7,349,990	USD	7,822,032	134,354
Bank of America	4/13/22	CHF	7,350,003	USD	7,806,265	150,134
Bank of America	4/13/22	CHF	7,349,991	USD	7,815,464	140,922
Bank of America	4/13/22	CHF	7,349,998	USD	7,811,310	145,084
Bank of America	4/13/22	CHF	7,349,987	USD	7,818,951	137,431
Bank of America	4/13/22	CHF	7,349,992	USD	7,812,139	144,248
Barclays	4/13/22	USD	41,857,602	CHF	38,639,728	29,986
Barclays	4/13/22	USD	41,870,274	CHF	38,639,748	42,636
Citibank	4/13/22	CHF	7,350,037	USD	7,816,367	140,069
Citibank	4/13/22	CHF	14,700,000	USD	15,632,000	280,792
Citibank	4/13/22	CHF	7,350,063	USD	7,812,652	143,813
HSBC	4/13/22	CHF	7,350,042	USD	7,818,538	137,903
HSBC	4/13/22	CHF	7,350,000	USD	7,812,265	144,131
HSBC	4/13/22	CHF	7,350,002	USD	7,807,367	149,031
HSBC	4/13/22	CHF	7,350,016	USD	7,810,626	145,788
HSBC	4/13/22	CHF	7,349,966	USD	7,823,535	132,824
Morgan Stanley	4/13/22	CHF	7,350,000	USD	7,814,494	141,902
Morgan Stanley	4/13/22	CHF	7,349,998	USD	7,818,892	137,502
Standard Chartered	4/13/22	USD	41,824,979	CHF	38,639,693	(2,599)
State Street	4/13/22	CHF	7,349,926	USD	7,817,511	138,805
State Street	4/13/22	CHF	7,349,998	USD	7,809,877	146,517
UBS	4/13/22	USD	41,871,109	CHF	38,639,748	43,471
UBS	4/13/22	USD	41,859,747	CHF	38,639,728	32,131
UBS	4/13/22	USD	41,874,902	CHF	38,639,689	47,328
UBS	4/13/22	USD	41,838,638	CHF	38,639,698	11,055
Bank of America	5/18/22	USD	44,505,530	CHF	41,096,905	(42,466)
Bank of America	5/18/22	USD	44,520,547	CHF	41,096,917	(27,462)
Barclays	5/18/22	USD	44,495,873	CHF	41,096,900	(52,118)
Citibank	5/18/22	USD	44,500,422	CHF	41,096,896	(47,565)
Citibank	5/18/22	USD	44,480,925	CHF	41,096,994	(67,168)
JPMorgan	5/18/22	USD	44,493,530	CHF	41,096,858	(54,416)
JPMorgan	5/18/22	USD	44,472,279	CHF	41,096,864	(75,673)
JPMorgan	5/18/22	USD	44,494,287	CHF	41,096,895	(53,698)
Standard Chartered	5/18/22	USD	44,519,409	CHF	41,096,917	(28,600)
Standard Chartered	5/18/22	USD	44,504,834	CHF	41,096,854	(43,107)
Barclays	6/15/22	USD	33,966,220	CHF	31,672,016	(411,542)
Barclays	6/15/22	USD	33,966,057	CHF	31,672,000	(411,687)
Standard Chartered	6/15/22	USD	33,980,166	CHF	31,671,968	(397,544)
Standard Chartered	6/15/22	USD	33,967,593	CHF	31,672,016	(410,168)
Standard Chartered	6/15/22	USD	33,954,154	CHF	31,672,000	(423,591)
CNH: Chinese Yuan Renminbi
Bank of America	4/27/22	CNH	411,500,000	USD	64,905,363	(241,581)
Bank of America	4/27/22	CNH	342,175,500	USD	53,515,929	254,087
Goldman Sachs	4/27/22	USD	24,906,715	CNH	173,325,830	(2,329,989)
HSBC	4/27/22	USD	59,399,651	CNH	425,450,000	(7,456,257)
HSBC	4/27/22	USD	58,496,755	CNH	419,100,000	(7,361,303)
HSBC	4/27/22	USD	59,354,074	CNH	425,450,000	(7,501,834)
HSBC	4/27/22	USD	66,646,344	CNH	464,025,170	(6,271,329)
HSBC	4/27/22	CNH	411,500,000	USD	64,913,554	(249,772)
HSBC	4/27/22	CNH	342,175,500	USD	53,509,234	260,782
JPMorgan	4/27/22	CNH	400,000,000	USD	55,719,619	7,137,034
HSBC	6/22/22	USD	83,925,750	CNH	552,500,000	(2,629,171)
HSBC	6/22/22	USD	83,924,475	CNH	552,500,000	(2,630,446)
HSBC	6/22/22	CNH	151,000,000	USD	23,568,340	87,394
HSBC	7/20/22	USD	79,385,144	CNH	526,633,110	(3,023,844)
JPMorgan	7/20/22	USD	79,459,407	CNH	526,633,109	(2,949,582)
Goldman Sachs	7/27/22	USD	34,396,709	CNH	255,000,000	(5,496,770)
UBS	7/27/22	USD	34,396,709	CNH	255,000,000	(5,496,770)
HSBC	8/10/22	USD	94,732,568	CNH	630,000,000	(3,780,300)
3 / Dodge & Cox International Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
March 31, 2022
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC	8/10/22	USD	94,722,598	CNH	630,000,000	$ (3,790,270)
JPMorgan	8/24/22	USD	83,805,209	CNH	555,000,000	(2,938,140)
JPMorgan	8/24/22	USD	83,704,095	CNH	555,000,000	(3,039,255)
UBS	8/24/22	USD	124,631,641	CNH	825,491,440	(4,387,985)
Standard Chartered	9/28/22	USD	31,017,418	CNH	200,000,000	(203,855)
Standard Chartered	9/28/22	USD	31,018,476	CNH	200,000,000	(202,797)
UBS	9/28/22	USD	100,482,561	CNH	658,000,000	(2,235,428)
HSBC	10/19/22	USD	147,357,150	CNH	967,856,500	(3,637,630)
JPMorgan	10/19/22	USD	147,393,056	CNH	967,856,500	(3,601,725)
HSBC	10/26/22	USD	40,321,463	CNH	291,000,000	(5,070,370)
HSBC	10/26/22	USD	40,338,231	CNH	291,000,000	(5,053,602)
HSBC	11/9/22	USD	92,645,291	CNH	608,800,000	(2,289,839)
UBS	11/9/22	USD	92,763,870	CNH	608,800,000	(2,171,260)
HSBC	12/7/22	USD	87,045,748	CNH	566,250,000	(1,200,405)
HSBC	12/7/22	USD	87,057,792	CNH	566,250,000	(1,188,360)
HSBC	12/7/22	USD	74,322,964	CNH	480,000,000	(481,721)
HSBC	1/11/23	USD	93,360,996	CNH	675,000,000	(11,754,995)
HSBC	1/11/23	USD	43,558,708	CNH	282,500,000	(434,281)
HSBC	1/11/23	USD	66,448,785	CNH	429,000,000	(358,267)
JPMorgan	1/11/23	USD	43,572,145	CNH	282,500,000	(420,844)
Standard Chartered	1/11/23	USD	66,451,873	CNH	429,000,000	(355,179)
HSBC	2/8/23	USD	54,196,346	CNH	350,000,000	(280,793)
HSBC	2/8/23	USD	54,185,438	CNH	350,000,000	(291,701)
JPMorgan	2/8/23	USD	107,211,870	CNH	693,307,000	(700,649)
UBS	2/8/23	USD	107,189,493	CNH	693,307,000	(723,026)
Citibank	3/22/23	USD	54,549,675	CNH	352,500,000	(275,171)
JPMorgan	3/22/23	USD	54,541,235	CNH	352,500,000	(283,611)
JPMorgan	3/22/23	USD	59,495,331	CNH	385,500,000	(462,053)
Standard Chartered	3/22/23	USD	59,498,086	CNH	385,500,000	(459,298)
Unrealized gain on currency forward contracts						10,785,473
Unrealized loss on currency forward contracts						(118,277,062)
Net unrealized loss on currency forward contracts						$(107,491,589)
The listed counterparty may be the parent company or one of its subsidiaries.
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended March 31, 2022. Further detail on these holdings and related activity during the period appear below.
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 2.0%
Communication Services 0.0%
Television Broadcasts, Ltd.(a)	$ 23,233,878	$ —	$—	$—	$ (1,228,630)	$ 22,005,248	$ —
Information Technology 0.2%
Micro Focus International PLC	106,766,063	—	—	—	(6,719,489)	100,046,574	3,831,622
Materials 1.3%
Mitsubishi Chemical Holdings Corp.	473,331,099	176,364,029	—	—	(62,000,005)	587,695,123	9,671,140
Real Estate 0.5%
Hang Lung Group, Ltd.	205,698,563	—	—	—	(1,708,359)	203,990,204	—
				$—	$(71,656,483)	$913,737,149	$13,502,762
(a)	Non-income producing
See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox International Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Convertible debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Equity total return swaps are valued using prices received from independent pricing services which utilize market quotes from underlying reference instruments. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■	Level 1: Unadjusted quoted prices in active markets for identical securities
■	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2022:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$1,996,077,193	$ 410,926,902	$ —
Consumer Discretionary	1,806,320,165	2,445,881,073	—
Consumer Staples	—	2,019,262,577	405
Energy	2,220,369,583	1,285,101,912	—
Financials	838,740,077	10,114,596,296	—
Health Care	—	7,874,024,186	—
Industrials	852,501,864	1,739,947,398	—
Information Technology	507,152,595	1,079,859,281	—
Materials	1,494,373,430	3,248,263,154	—
Real Estate	—	1,006,827,603	—
Utilities	—	207,669,142	—
5 / Dodge & Cox International Stock Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Preferred Stocks
Financials	$ —	$ 1,169,963,582	$ —
Information Technology	—	1,096,777,933	—
Short-Term Investments
Repurchase Agreements	—	1,017,611,000	—
Money Market Fund	181,747,588	—	—
Total Securities	$9,897,282,495	$34,716,712,039	$405
Other Investments
Currency Forward Contracts
Appreciation	$ —	$ 10,785,473	$ —
Depreciation	—	(118,277,062)	—
Futures Contracts
Appreciation	66,209,966	—	—
Equity Total Return Swaps
Appreciation	—	48,143,360	—
Depreciation	—	(63,759,267)	—
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox International Stock Fund / 6

DODGE & COX EMERGING MARKETS STOCK FUND
March 31, 2022
Portfolio of Investments (unaudited)
Common Stocks: 84.4%
	Shares	Value
Communication Services: 8.6%
Media & Entertainment: 7.1%
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A (China)	130,500	$ 477,483
Astro Malaysia Holdings BHD (Malaysia)	453,314	118,461
Baidu, Inc. ADR(a) (Cayman Islands/China)	31,744	4,199,731
Grupo Televisa SAB (Mexico)	1,488,014	3,493,728
IGG, Inc.(a) (Cayman Islands/Hong Kong)	441,600	209,520
JOYY, Inc. ADR (Cayman Islands/China)	3,728	136,929
Megacable Holdings SAB de CV (Mexico)	32,914	99,288
NetEase, Inc. ADR (Cayman Islands/China)	20,914	1,875,777
NEXON Co., Ltd. (Japan)	29,327	701,775
Sun TV Network, Ltd. (India)	48,115	308,516
XD, Inc.(a)(b) (Cayman Islands/Hong Kong)	67,800	208,145
		11,829,353
Telecommunication Services: 1.5%
America Movil SAB de CV, Series L (Mexico)	706,200	748,096
China Tower Corp., Ltd., Class H(b)(c) (China)	3,364,800	376,991
Millicom International Cellular SA SDR(a) (Luxembourg)	28,543	721,333
Safaricom PLC (Kenya)	2,098,914	617,858
		2,464,278
		14,293,631
Consumer Discretionary: 19.1%
Automobiles & Components: 0.9%
Fuyao Glass Industry Group Co., Ltd., Class H(b)(c) (China)	85,929	350,882
Hyundai Mobis Co., Ltd. (South Korea)	3,186	562,694
PT Astra International Tbk (Indonesia)	1,349,800	616,661
		1,530,237
Consumer Durables & Apparel: 2.5%
Feng Tay Enterprise Co., Ltd. (Taiwan)	66,286	439,735
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	253,314	1,283,731
Haier Smart Home Co., Ltd., Class H (China)	158,200	511,617
Man Wah Holdings, Ltd. (Bermuda/Hong Kong)	323,200	352,053
Midea Group Co., Ltd., Class A (China)	71,471	638,088
Pou Chen Corp. (Taiwan)	390,143	428,085
Suofeiya Home Collection Co., Ltd., Class A (China)	173,700	524,887
		4,178,196
Consumer Services: 2.4%
Afya, Ltd., Class A(a) (Cayman Islands/United States)	3,943	56,819
Galaxy Entertainment Group, Ltd.(a) (Hong Kong)	143,243	851,334
Haidilao International Holding, Ltd.(a)(b)(c) (Cayman Islands/China)	213,400	414,635

	Shares	Value
Huazhu Group, Ltd.(a) (Cayman Islands/Hong Kong)	35,840	$ 120,300
HumanSoft Holding Co. KSCC (Kuwait)	63,168	670,233
Leejam Sports Co. JSC (Saudi Arabia)	14,826	496,769
New Oriental Education & Technology Group, Inc.(a) (Cayman Islands/Hong Kong)	288,743	338,559
Sands China, Ltd.(a) (Cayman Islands/Hong Kong)	248,843	597,241
Ser Educacional SA(b)(c) (Brazil)	38,200	87,134
Trip.com Group, Ltd. ADR (Cayman Islands/China)	8,500	196,520
Yum China Holdings, Inc. (United States)	3,943	163,792
		3,993,336
Retailing: 13.3%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	59,141	6,434,541
China Tourism Group Duty Free Corp., Ltd., Class A (China)	21,457	549,851
China Yongda Automobiles Services Holdings, Ltd. (Cayman Islands/Hong Kong)	177,700	193,252
Cuckoo Homesys Co., Ltd. (South Korea)	11,082	322,037
Detsky Mir PJSC(b)(c)(d) (Russia)	148,750	18
JD.com, Inc., Class A(a) (Cayman Islands/China)	161,421	4,727,671
Naspers, Ltd., Class N (South Africa)	21,004	2,377,974
Prosus NV, Class N(a) (Netherlands)	117,586	6,224,691
PTG Energy PCL NVDR (Thailand)	862,586	349,133
Vibra Energia SA (Brazil)	20,329	99,829
Vipshop Holdings, Ltd. ADR(a) (Cayman Islands/China)	22,447	202,023
Zhongsheng Group Holdings, Ltd. (Cayman Islands/China)	72,300	509,073
		21,990,093
		31,691,862
Consumer Staples: 4.8%
Food & Staples Retailing: 0.7%
BIM Birlesik Magazalar AS (Turkey)	81,234	468,336
Grupo Comercial Chedraui SAB de CV (Mexico)	42,400	108,697
Magnit PJSC(d) (Russia)	52,229	6
Wal-Mart de Mexico SAB de CV (Mexico)	22,757	93,259
X5 Retail Group NV GDR(b)(d) (Netherlands)	35,486	4
Yonghui Superstores Co., Ltd., Class A (China)	752,200	499,217
		1,169,519
Food, Beverage & Tobacco: 3.9%
Anadolu Efes Biracilik Ve Malt (Turkey)	101,345	185,292
Angel Yeast Co., Ltd., Class A (China)	64,400	421,068
Anheuser-Busch InBev SA NV (Belgium)	50,903	3,053,127
Arca Continental SAB de CV (Mexico)	12,271	83,281
Century Pacific Food, Inc. (Philippines)	700,743	317,990
China Feihe, Ltd.(b)(c) (Cayman Islands/China)	397,557	391,536
Fomento Economico Mexicano SAB de CV (Mexico)	22,743	188,828
1 / Dodge & Cox Emerging Markets Stock Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
March 31, 2022
Common Stocks (continued)
	Shares	Value
GFPT Public Company Ltd., NVDR (Thailand)	727,529	$ 281,766
PT Indofood CBP Sukses Makmur Tbk (Indonesia)	640,914	327,418
Saudia Dairy & Foodstuff Co. (Saudi Arabia)	5,288	243,103
Vietnam Dairy Products JSC (Vietnam)	94,700	335,162
WH Group, Ltd.(b)(c) (Cayman Islands/Hong Kong)	1,072,027	674,411
		6,502,982
Household & Personal Products: 0.2%
Grape King Bio, Ltd. (Taiwan)	70,714	361,463
		8,033,964
Energy: 4.9%
Bharat Petroleum Corp., Ltd. (India)	114,933	543,151
China Suntien Green Energy Corp., Ltd., Class H (China)	397,000	223,164
Ecopetrol SA (Colombia)	121,199	113,650
Geopark, Ltd. (Bermuda/United States)	3,414	51,005
Hindustan Petroleum Corp., Ltd. (India)	113,427	402,096
INPEX Corp. (Japan)	66,700	792,029
Lukoil PJSC(d) (Russia)	7,143	1
MOL Hungarian Oil & Gas PLC, Class A(a) (Hungary)	83,567	737,504
Motor Oil (Hellas) Corinth Refineries SA (Greece)	40,635	631,146
National Energy Services Reunited Corp.(a) (British Virgin/United States)	24,743	207,841
Novatek PJSC(d) (Russia)	30,294	4
Petroleo Brasileiro SA (Brazil)	239,943	1,775,993
PT Indo Tambangraya Megah Tbk (Indonesia)	370,086	736,918
PT United Tractors Tbk (Indonesia)	336,886	598,257
PTT Exploration & Production PCL NVDR (Thailand)	161,600	698,904
Semirara Mining & Power Corp. (Philippines)	839,214	495,617
TGS ADR, Class B(a) (Argentina)	4,300	30,143
		8,037,423
Financials: 18.3%
Banks: 13.1%
Axis Bank, Ltd.(a) (India)	277,574	2,761,751
Banca Transilvania SA (Romania)	314,511	170,623
Bank Polska Kasa Opieki SA (Poland)	13,621	363,137
BDO Unibank, Inc. (Philippines)	247,271	631,571
Brac Bank, Ltd. (Bangladesh)	494,172	285,308
China Merchants Bank Co., Ltd., Class H (China)	76,800	600,374
Commercial International Bank (Egypt) SAE(a) (Egypt)	199,250	503,466
Credicorp, Ltd. (Bermuda/Peru)	20,443	3,513,538
Equity Group Holdings PLC (Kenya)	1,408,729	612,067
Grupo Financiero Banorte SAB de CV, Class O(a) (Mexico)	22,236	167,491
Habib Bank, Ltd. (Pakistan)	205,063	126,203
ICICI Bank, Ltd. (India)	608,690	5,837,586
IndusInd Bank, Ltd. (India)	43,893	536,685
Intercorp Financial Services, Inc. (Panama)	1,657	57,249
JB Financial Group Co., Ltd. (South Korea)	67,150	466,741
Kasikornbank PCL NVDR (Thailand)	85,043	410,654

	Shares	Value
Military Commercial Joint Stock Bank (Vietnam)	475,055	$ 681,226
OTP Bank Nyrt.(a) (Hungary)	9,310	337,741
Ping An Bank Co., Ltd., Class A (China)	224,900	542,822
PT Bank Rakyat Indonesia (Persero) Tbk, Class B (Indonesia)	2,673,613	860,862
PT Bank Tabungan Negara (Persero) Tbk (Indonesia)	5,898,614	702,797
Shinhan Financial Group Co., Ltd. (South Korea)	20,001	682,177
TCS Group Holding PLC GDR, Class A(b)(d) (Cyprus)	2,173	0
Tisco Financial Group PCL NVDR (Thailand)	141,900	427,769
Vietnam Technological & Commercial Joint Stock Bank(a) (Vietnam)	215,900	466,477
		21,746,315
Diversified Financials: 1.8%
AEON Credit Service (M) BHD (Malaysia)	91,300	327,785
Chailease Holding Co., Ltd. (Cayman Islands/Taiwan)	54,600	480,464
Grupo de Inversiones Suramericana SA (Colombia)	15,849	149,626
Kaspi.kz JSC GDR(b) (Kazakhstan)	1,739	85,863
Noah Holdings, Ltd. ADR, Class A(a) (Cayman Islands/China)	9,871	232,265
XP, Inc., Class A(a) (Cayman Islands/Brazil)	56,796	1,709,560
		2,985,563
Insurance: 3.4%
BB Seguridade Participacoes SA (Brazil)	17,100	91,802
China Pacific Insurance (Group) Co., Ltd., Class H (China)	89,000	216,138
Korean Reinsurance Co. (South Korea)	68,560	554,931
Old Mutual, Ltd. (South Africa)	761,921	714,129
Ping An Insurance (Group) Co. of China Ltd., Class H (China)	166,157	1,172,334
Prudential PLC (United Kingdom)	126,387	1,866,960
Sanlam, Ltd. (South Africa)	202,357	994,750
		5,611,044
		30,342,922
Health Care: 3.9%
Health Care Equipment & Services: 2.1%
China Isotope & Radiation Corp. (China)	83,400	229,402
Hartalega Holdings BHD (Malaysia)	300,000	345,955
Kossan Rubber Industries BHD (Malaysia)	842,500	392,505
Shandong Pharmaceutical Glass Co., Ltd., Class A (China)	91,800	382,109
Sinocare, Inc., Class A (China)	113,357	331,125
Sinopharm Group Co., Ltd. (China)	617,414	1,404,243
Sonoscape Medical Corp., Class A(a) (China)	85,600	370,526
		3,455,865
Pharmaceuticals, Biotechnology & Life Sciences: 1.8%
Adcock Ingram Holdings, Ltd. (South Africa)	174,120	622,930
Aurobindo Pharma, Ltd. (India)	29,333	258,331

See accompanying Notes to Portfolio of Investments	Dodge & Cox Emerging Markets Stock Fund / 2

Portfolio of Investments (unaudited)
March 31, 2022
Common Stocks (continued)
	Shares	Value
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (Hong Kong)	261,700	$ 360,819
Dr. Reddy's Laboratories, Ltd. (India)	8,452	476,981
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H (China)	154,786	408,684
Hypera SA (Brazil)	40,008	325,287
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	71,494	413,098
Zhejiang NHU Co., Ltd., Class A (China)	44,163	219,533
		3,085,663
		6,541,528
Industrials: 3.6%
Capital Goods: 2.3%
BizLink Holding, Inc. (Cayman Islands/Taiwan)	35,000	360,229
BOC Aviation, Ltd.(b)(c) (Singapore)	53,200	417,981
Chicony Power Technology Co., Ltd. (Taiwan)	123,000	354,040
Doosan Bobcat, Inc. (South Korea)	15,588	495,133
Ferreycorp SAA (Peru)	158,436	108,984
Fosun International, Ltd. (Hong Kong)	323,314	350,196
HEG, Ltd. (India)	14,177	253,171
KOC Holding AS (Turkey)	214,289	575,590
Larsen & Toubro, Ltd. (India)	19,154	444,132
Xinjiang Goldwind Science & Technology Co., Ltd., Class H (China)	257,600	386,836
		3,746,292
Transportation: 1.3%
Aramex PJSC (United Arab Emirates)	534,121	544,210
Cebu Air, Inc.(a) (Philippines)	278,296	259,344
Copa Holdings SA, Class A(a) (Panama)	486	40,649
Globaltrans Investment PLC GDR(b)(d) (Cyprus)	62,160	8
Gulf Warehousing Co. (Qatar)	100,097	116,445
Hyundai Glovis Co., Ltd. (South Korea)	4,304	680,601
International Container Terminal Services, Inc. (Philippines)	83,320	360,659
Movida Participacoes SA (Brazil)	38,200	140,170
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	10,138	80,497
		2,222,583
		5,968,875
Information Technology: 8.8%
Semiconductors & Semiconductor Equipment: 5.6%
ASE Technology Holding Co., Ltd. (Taiwan)	95,000	338,847
ELAN Microelectronics Corp. (Taiwan)	58,000	345,631
Nanya Technology Corp. (Taiwan)	242,286	580,069
Novatek Microelectronics Corp. (Taiwan)	34,857	514,482
Powertech Technology, Inc. (Taiwan)	192,714	636,053
SK hynix, Inc. (South Korea)	8,335	797,852
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	290,143	5,998,542
		9,211,476
Software & Services: 1.7%
Asseco Poland SA (Poland)	32,953	630,862
Chinasoft International, Ltd. (Cayman Islands/China)	535,100	440,702
Cielo SA (Brazil)	320,129	209,114
Hancom, Inc.(a) (South Korea)	36,161	702,010

	Shares	Value
TravelSky Technology, Ltd., Class H (China)	338,000	$ 484,672
Weimob, Inc.(a)(c) (Cayman Islands/China)	591,000	385,109
		2,852,469
Technology, Hardware & Equipment: 1.5%
Legend Holdings Corp., Class H(b)(c) (China)	452,686	566,790
Lenovo Group, Ltd. (Hong Kong)	621,271	673,807
Sterlite Technologies, Ltd. (India)	211,013	625,147
Yageo Corp. (Taiwan)	39,857	599,076
		2,464,820
		14,528,765
Materials: 7.4%
Alpek SAB de CV, Class A(a) (Mexico)	62,314	85,686
Alrosa PJSC(d) (Russia)	215,620	27
Anhui Conch Cement Co., Ltd., Class H (China)	112,700	577,586
Cemex SAB de CV ADR(a) (Mexico)	426,814	2,257,846
Glencore PLC (Jersey/United Kingdom)	1,019,813	6,627,529
LB Group Co., Ltd., Class A (China)	100,229	363,450
Loma Negra Cia Industrial Argentina SA ADR(a) (Argentina)	5,686	32,524
Mondi PLC (United Kingdom)	31,958	619,544
Nine Dragons Paper Holdings, Ltd. (Bermuda/China)	341,600	296,996
PTT Global Chemical PCL NVDR (Thailand)	302,343	459,108
Severstal PJSC(d) (Russia)	16,182	2
UPL, Ltd. (India)	58,003	583,597
Wanhua Chemical Group Co., Ltd., Class A (China)	22,000	278,750
		12,182,645
Real Estate: 2.8%
A-Living Smart City Services Co., Ltd., Class H(b)(c) (China)	160,421	223,130
China Resources Land, Ltd. (Cayman Islands/China)	149,129	691,252
Corporacion Inmobiliaria Vesta SAB de CV (Mexico)	34,257	65,431
Country Garden Services Holdings Co., Ltd. (Cayman Islands/China)	82,000	348,439
Emaar Development PJSC(a) (United Arab Emirates)	763,063	920,302
Greentown Service Group Co., Ltd.(b) (Cayman Islands/China)	1,281,871	1,281,068
Hang Lung Group, Ltd. (Hong Kong)	168,129	356,236
Macquarie Mexico Real Estate Management SA de CV REIT(b)(c) (Mexico)	57,000	68,520
Megaworld Corp. (Philippines)	10,460,943	607,536
Prologis Property Mexico SA de CV REIT (Mexico)	32,400	84,934
		4,646,848
Utilities: 2.2%
Aboitiz Power Corp. (Philippines)	628,514	437,028
Alupar Investimento SA (Brazil)	11,956	69,284
China Gas Holdings, Ltd. (Bermuda/China)	282,357	360,510
China Water Affairs Group, Ltd. (Bermuda/Hong Kong)	218,000	237,874
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	11,143	111,663

3 / Dodge & Cox Emerging Markets Stock Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
March 31, 2022
Common Stocks (continued)
	Shares	Value
Cia de Saneamento do Parana (Brazil)	23,200	$ 99,261
Enerjisa Enerji AS(b)(c) (Turkey)	384,255	423,425
Engie Brasil Energia SA (Brazil)	11,300	102,627
Engie Energia Chile SA (Chile)	112,409	68,434
KunLun Energy Co., Ltd. (Bermuda/China)	382,900	331,447
Mahanagar Gas, Ltd.(b) (India)	42,961	438,937
Tenaga Nasional BHD (Malaysia)	253,643	542,832
TPI Polene Power Public PCL NVDR (Thailand)	3,038,771	355,968
		3,579,290
Total Common Stocks (Cost $169,687,887)		$139,847,753
Preferred Stocks: 10.8%
	Par Value/ Shares	Value
Consumer Staples: 0.5%
Food, Beverage & Tobacco: 0.1%
Embotelladora Andina SA, Pfd, Class B (Chile)	36,500	$ 81,044
Household & Personal Products: 0.4%
Amorepacific Corp., Pfd (South Korea)	4,842	316,700
LG Household & Health Care, Ltd., Pfd (South Korea)	797	331,949
		648,649
		729,693
Financials: 4.1%
Banks: 3.8%
Itau Unibanco Holding SA, Pfd (Brazil)	1,103,000	6,366,335
Diversified Financials: 0.3%
Korea Investment Holdings Co., Ltd., Pfd (South Korea)	8,576	478,325
		6,844,660
Industrials: 0.5%
Capital Goods: 0.5%
DL E&C Co., Ltd., Pfd (South Korea)	6,306	430,132
DL Holdings Co., Ltd., Pfd (South Korea)	11,921	387,015
		817,147
Information Technology: 5.6%
Technology, Hardware & Equipment: 5.6%
Samsung Electro-Mechanics Co., Ltd., Pfd (South Korea)	9,468	707,373
Samsung Electronics Co., Ltd., Pfd (South Korea)	166,899	8,632,655
		9,340,028
Utilities: 0.1%
Utilities: 0.1%
Centrais Eletricas Brasileiras SA, Pfd, Class B (Brazil)	10,000	78,764
Total Preferred Stocks (Cost $20,005,000)		$17,810,292
Short-Term Investments: 4.2%
	Par Value/ Shares	Value
Repurchase Agreements: 3.8%
Fixed Income Clearing Corporation(e) 0.05%, dated 3/31/22, due 4/1/22, maturity value $6,257,009	$6,257,000	$ 6,257,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	710,391	710,391
Total Short-Term Investments (Cost $6,967,391)		$ 6,967,391
Total Investments In Securities (Cost $196,660,278)	99.4%	$164,625,436
Other Assets Less Liabilities	0.6%	1,068,608
Net Assets	100.0%	$165,694,044
(a)	Non-income producing
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Valued using significant unobservable inputs.
(e)	Repurchase agreement is collateralized by Treasury Bills 0.00%, 9/29/22. Total collateral value is $6,382,232.
In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
SDR: Swedish Depository Receipt

See accompanying Notes to Portfolio of Investments	Dodge & Cox Emerging Markets Stock Fund / 4

Portfolio of Investments (unaudited)
March 31, 2022
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
ICE US MSCI Emerging Markets Index Futures— Long Position	92	6/17/22	$5,177,300	$441,621
5 / Dodge & Cox Emerging Markets Stock Fund	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■	Level 1: Unadjusted quoted prices in active markets for identical securities
■	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2022:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$10,553,549	$ 3,740,082	$—
Consumer Discretionary	7,240,658	24,451,186	18
Consumer Staples	474,065	7,559,889	10
Energy	2,178,632	5,858,786	5
Financials	6,007,394	24,335,528	—
Health Care	325,287	6,216,241	—
Industrials	370,300	5,598,567	8
Information Technology	209,114	14,319,651	—
Materials	2,376,056	9,806,560	29
Real Estate	218,885	4,427,963	—
Utilities	451,269	3,128,021	—
Preferred Stocks
Consumer Staples	81,044	648,649	—
Financials	—	6,844,660	—
Industrials	—	817,147	—
Information Technology	—	9,340,028	—
Utilities	78,764	—	—
Dodge & Cox Emerging Markets Stock Fund / 6

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Short-Term Investments
Repurchase Agreements	$ —	$ 6,257,000	$—
Money Market Fund	710,391	—	—
Total Securities	$31,275,408	$133,349,958	$70
Other Investments
Futures Contracts
Appreciation	$ 441,621	$ —	$—
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
7 / Dodge & Cox Emerging Markets Stock Fund

DODGE & COX BALANCED FUND
March 31, 2022
Portfolio of Investments (unaudited)
Common Stocks: 67.6%
	Shares	Value
Communication Services: 9.7%
Media & Entertainment: 8.5%
Alphabet, Inc., Class A(a)	9,100	$ 25,310,285
Alphabet, Inc., Class C(a)	109,095	304,701,244
Charter Communications, Inc., Class A(a)	417,907	227,976,627
Comcast Corp., Class A	5,936,148	277,930,449
DISH Network Corp., Class A(a)	3,030,834	95,925,896
Fox Corp., Class A	2,975,733	117,392,667
Fox Corp., Class B	1,425,880	51,730,926
Meta Platforms, Inc., Class A(a)	743,500	165,324,660
News Corp., Class A	852,604	18,885,179
		1,285,177,933
Telecommunication Services: 1.2%
T-Mobile U.S., Inc.(a)	1,478,061	189,709,129
		1,474,887,062
Consumer Discretionary: 2.7%
Automobiles & Components: 1.1%
Honda Motor Co., Ltd. ADR (Japan)	5,890,500	166,465,530
Consumer Services: 0.5%
Booking Holdings, Inc.(a)	35,800	84,074,510
Retailing: 1.1%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	458,800	49,917,440
Prosus NV ADR (Netherlands)	4,785,700	52,116,273
Qurate Retail, Inc., Series A(a)	3,204,750	15,254,610
The Gap, Inc.	3,236,478	45,569,610
		162,857,933
		413,397,973
Consumer Staples: 2.1%
Food, Beverage & Tobacco: 2.1%
Anheuser-Busch InBev SA NV ADR (Belgium)	1,878,100	112,798,686
Imperial Brands PLC ADR (United Kingdom)	3,698,100	79,398,207
Molson Coors Beverage Company, Class B	2,220,114	118,509,685
		310,706,578
Energy: 6.5%
Baker Hughes Co., Class A	1,883,589	68,581,476
ConocoPhillips	1,478,324	147,832,400
Occidental Petroleum Corp.	7,709,514	437,437,824
Occidental Petroleum Corp., Warrant(a)	1,381,001	48,652,665
Schlumberger, Ltd. (Curacao/United States)	2,849,921	117,730,237
The Williams Companies, Inc.	5,141,800	171,787,538
		992,022,140
Financials: 15.3%
Banks: 5.1%
Bank of America Corp.	5,094,600	209,999,412
BNP Paribas SA ADR (France)	1,063,900	30,331,789
Credicorp, Ltd. (Bermuda/Peru)	525,197	90,265,608
Truist Financial Corp.	1,419,884	80,507,423
Wells Fargo & Co.	7,283,006	352,934,471
		764,038,703
Diversified Financials: 8.1%
American Express Co.	261,900	48,975,300
Bank of New York Mellon Corp.	4,366,200	216,694,506
Capital One Financial Corp.	1,755,526	230,483,009
Charles Schwab Corp.	3,810,000	321,221,100

	Shares	Value
Goldman Sachs Group, Inc.	618,700	$ 204,232,870
State Street Corp.	1,719,600	149,811,552
UBS Group AG, NY Shs (Switzerland)	3,195,400	62,438,116
		1,233,856,453
Insurance: 2.1%
Aegon NV, NY Shs (Netherlands)	9,150,557	48,406,446
Brighthouse Financial, Inc.(a)	746,218	38,549,622
Lincoln National Corp.	481,177	31,449,729
MetLife, Inc.	2,834,842	199,232,696
		317,638,493
		2,315,533,649
Health Care: 14.5%
Health Care Equipment & Services: 3.3%
Cigna Corp.	1,196,565	286,708,939
CVS Health Corp.	370,200	37,467,942
Fresenius Medical Care AG & Co. KGaA ADR (Germany)	1,275,400	42,955,472
UnitedHealth Group, Inc.	209,672	106,926,430
Zimmer Biomet Holdings, Inc.	218,000	27,882,200
		501,940,983
Pharmaceuticals, Biotechnology & Life Sciences: 11.2%
Alnylam Pharmaceuticals, Inc.(a)	370,600	60,515,274
BioMarin Pharmaceutical, Inc.(a)	1,082,900	83,491,590
Bristol-Myers Squibb Co.	2,568,300	187,562,949
Elanco Animal Health, Inc.(a)	2,576,000	67,207,840
Gilead Sciences, Inc.	2,894,180	172,059,001
GlaxoSmithKline PLC ADR (United Kingdom)	6,820,650	297,107,514
Incyte Corp.(a)	1,566,273	124,393,402
Novartis AG ADR (Switzerland)	1,961,300	172,104,075
Regeneron Pharmaceuticals, Inc.(a)	174,100	121,594,922
Roche Holding AG ADR (Switzerland)	2,034,200	100,509,822
Sanofi ADR (France)	6,145,265	315,497,905
		1,702,044,294
		2,203,985,277
Industrials: 4.6%
Capital Goods: 3.0%
Carrier Global Corp.	1,044,100	47,892,867
General Electric Co.	1,076,032	98,456,928
Johnson Controls International PLC (Ireland/United States)	1,919,914	125,888,761
Raytheon Technologies Corp.	1,807,500	179,069,025
		451,307,581
Transportation: 1.6%
FedEx Corp.	1,074,834	248,705,839
		700,013,420
Information Technology: 11.8%
Semiconductors & Semiconductor Equipment: 0.8%
Microchip Technology, Inc.	1,535,010	115,340,652
Software & Services: 5.9%
Cognizant Technology Solutions Corp., Class A	1,835,600	164,598,252
Fiserv, Inc.(a)	2,883,200	292,356,480
Micro Focus International PLC ADR (United Kingdom)	3,451,871	18,294,916
Microsoft Corp.	666,900	205,611,939
VMware, Inc., Class A(a)	1,885,533	214,705,643
		895,567,230
See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 1

Portfolio of Investments (unaudited)
March 31, 2022
Common Stocks (continued)
	Shares	Value
Technology, Hardware & Equipment: 5.1%
Cisco Systems, Inc.	3,010,800	$ 167,882,208
Dell Technologies, Inc., Class C	1,522,083	76,393,346
Hewlett Packard Enterprise Co.	7,224,770	120,725,907
HP, Inc.	5,040,030	182,953,089
II-VI, Inc.(a)	710,302	51,489,792
Juniper Networks, Inc.	3,181,929	118,240,481
TE Connectivity, Ltd. (Switzerland)	416,036	54,492,395
		772,177,218
		1,783,085,100
Materials: 0.4%
Celanese Corp.	216,232	30,893,066
LyondellBasell Industries NV, Class A (Netherlands)	294,800	30,311,336
		61,204,402
Real Estate: 0.0%
Gaming and Leisure Properties, Inc. REIT	34,572	1,622,464
Total Common Stocks (Cost $6,427,200,947)		$10,256,458,065
Preferred Stocks: 1.5%
	Par Value/ Shares	Value
Financials: 1.5%
Banks: 1.5%
Bank of America Corp. 6.10%(b)(c)	16,008,000	$ 16,697,225
Bank of America Corp. 6.25%(b)(c)	8,170,000	8,445,329
Citigroup, Inc. 5.95%(b)(c)	5,175,000	5,229,855
Citigroup, Inc. 5.95%(b)(c)	48,477,000	49,412,606
Citigroup, Inc. 6.25%(b)(c)	45,886,000	47,914,161
JPMorgan Chase & Co. 6.10%(b)(c)	73,080,000	74,907,000
Wells Fargo & Co. 5.875%(b)(c)	27,987,000	29,240,818
		231,846,994
Total Preferred Stocks (Cost $225,777,502)		$231,846,994
Debt Securities: 29.2%
	Par Value	Value
U.S. Treasury: 4.9%
U.S. Treasury Note/Bond
0.375%, 12/31/25	$31,210,000	$ 28,819,265
0.50%, 2/28/26	152,600,000	141,083,469
0.75%, 4/30/26	61,052,000	56,864,214
0.875%, 6/30/26	89,385,000	83,484,194
0.625%, 7/31/26	10,548,000	9,733,002
1.125%, 1/15/25	176,329,000	169,785,540
2.25%, 3/31/24	247,900,000	247,454,554
		737,224,238
Government-Related: 1.2%
Agency: 0.7%
Petroleo Brasileiro SA (Brazil)
5.093%, 1/15/30	6,011,000	6,003,546
5.60%, 1/3/31	1,925,000	1,949,063
7.25%, 3/17/44	4,300,000	4,483,008
6.75%, 6/3/50	15,500,000	15,228,750
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	22,824,000	21,682,800
6.625%, 6/15/35	9,425,000	8,447,250
6.375%, 1/23/45	20,125,000	16,095,774
6.75%, 9/21/47	11,625,000	9,449,962

	Par Value	Value
7.69%, 1/23/50	$28,500,000	$ 24,901,875
6.95%, 1/28/60	3,367,000	2,732,691
		110,974,719
Local Authority: 0.5%
L.A. Unified School District GO
5.75%, 7/1/34	3,000,000	3,554,516
New Jersey Turnpike Authority RB
7.102%, 1/1/41	12,436,000	17,644,592
State of California GO
7.30%, 10/1/39	15,730,000	22,139,947
State of Illinois GO
5.10%, 6/1/33	22,615,000	24,048,958
		67,388,013
		178,362,732
Securitized: 12.9%
Asset-Backed: 1.8%
Federal Agency: 0.0%
Small Business Admin. - 504 Program
Series 2003-20J 1, 4.92%, 10/1/23	278,117	281,382
Series 2007-20F 1, 5.71%, 6/1/27	582,067	600,547
		881,929
Other: 0.3%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(d)	12,429,332	12,988,652
9.75%, 1/6/27(d)	22,614,422	24,875,864
8.20%, 4/6/28(d)	10,644,098	11,442,405
		49,306,921
Student Loan: 1.5%
Navient Student Loan Trust
USD LIBOR 1-Month
+1.30%, 1.757%, 3/25/66(d)	24,832,000	25,362,349
+0.80%, 1.257%, 7/26/66(d)	6,238,409	6,204,648
+1.15%, 1.607%, 7/26/66(d)	6,682,141	6,598,988
+1.05%, 1.507%, 12/27/66(d)	5,380,713	5,395,222
+0.75%, 1.207%, 3/25/67(d)	86,422,000	85,238,062
+1.00%, 1.457%, 2/27/68(d)	4,167,636	4,222,135
+0.70%, 1.157%, 2/25/70(d)	8,377,036	8,213,156
+0.55%, 0.70%, 2/25/70(d)	19,277,101	19,059,451
SLM Student Loan Trust
USD LIBOR 3-Month
+0.60%, 0.858%, 1/25/41	5,626,891	5,527,554
+0.17%, 0.428%, 1/25/41	10,768,684	10,106,817
+0.16%, 0.418%, 1/25/41	5,730,253	5,480,096
+0.55%, 0.808%, 10/25/64(d)	24,335,941	23,715,017
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60%, 1/15/37(d)	11,681,556	11,598,188
		216,721,683
		266,910,533
CMBS: 0.1%
Agency CMBS: 0.1%
Fannie Mae Multifamily DUS
Pool AL9086, 2.30%, 7/1/23(e)	347,181	346,374
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.353%, 3/25/26(e)	10,122,286	453,240
Series K056 X1, 1.258%, 5/25/26(e)	4,449,826	190,369
Series K064 X1, 0.605%, 3/25/27(e)	8,986,078	232,997
Series K065 X1, 0.669%, 4/25/27(e)	43,404,809	1,266,005
Series K066 X1, 0.75%, 6/25/27(e)	37,312,257	1,234,114

2 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
March 31, 2022
Debt Securities (continued)
	Par Value	Value
Series K069 X1, 0.36%, 9/25/27(e)	$223,173,788	$ 3,936,072
Series K090 X1, 0.705%, 2/25/29(e)	180,341,198	7,852,867
		15,512,038
		15,512,038
Mortgage-Related: 11.0%
Federal Agency CMO & REMIC: 2.2%
Dept. of Veterans Affairs
Series 1995-1 1, 5.919%, 2/15/25(e)	91,727	94,941
Series 1995-2C 3A, 8.793%, 6/15/25	31,612	34,102
Series 2002-1 2J, 6.50%, 8/15/31	3,074,432	3,229,466
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	886,169	964,191
Trust 2009-30 AG, 6.50%, 5/25/39	724,046	800,474
Trust 2009-66 ET, 6.00%, 5/25/39	195,140	199,043
Trust 2001-T7 A1, 7.50%, 2/25/41	672,033	752,062
Trust 2001-T5 A3, 7.50%, 6/19/41(e)	341,434	375,702
Trust 2001-T4 A1, 7.50%, 7/25/41	681,691	761,225
Trust 2001-T8 A1, 7.50%, 7/25/41	632,462	659,029
Trust 2001-W3 A, 7.00%, 9/25/41(e)	412,674	425,350
Trust 2001-T10 A2, 7.50%, 12/25/41	429,356	462,617
Trust 2013-106 MA, 4.00%, 2/25/42	4,826,056	4,827,561
Trust 2002-W6 2A1, 7.00%, 6/25/42(e)	692,900	711,655
Trust 2002-W8 A2, 7.00%, 6/25/42	979,617	1,094,788
Trust 2003-W2 1A2, 7.00%, 7/25/42	653,604	728,560
Trust 2003-W2 1A1, 6.50%, 7/25/42	1,553,554	1,684,832
Trust 2003-W4 4A, 5.703%, 10/25/42(e)	769,433	827,451
Trust 2012-121 NB, 7.00%, 11/25/42	850,390	961,520
Trust 2004-T1 1A2, 6.50%, 1/25/44	626,839	682,998
Trust 2004-W2 5A, 7.50%, 3/25/44	1,012,703	1,111,173
Trust 2004-W8 3A, 7.50%, 6/25/44	168,701	183,442
Trust 2005-W4 1A2, 6.50%, 8/25/45	1,933,501	2,100,690
Trust 2009-11 MP, 7.00%, 3/25/49	1,745,724	1,958,963
USD LIBOR 1-Month
+0.55%, 1.007%, 9/25/43	2,815,456	2,845,601
Freddie Mac
Series 16 PK, 7.00%, 8/25/23	133,845	136,649
Series T-48 1A4, 5.538%, 7/25/33	15,520,979	16,668,591
Series T-51 1A, 6.50%, 9/25/43(e)	116,085	134,113
Series T-59 1A1, 6.50%, 10/25/43	5,398,089	5,856,996
Series 4281 BC, 4.50%, 12/15/43(e)	15,975,183	16,859,895
USD LIBOR 1-Month
+0.61%, 1.007%, 9/15/43	6,324,554	6,416,971
Ginnie Mae
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 0.60%, 2/20/67	11,373,243	11,313,467
+0.41%, Series 2022-H06 FC, 0.458%, 8/20/68	46,062,000	45,840,761
+0.82%, Series 2022-H04 HF, 0.87%, 2/20/72	8,617,827	8,722,981
+0.67%, Series 2022-H27 FB, 0.72%, 4/1/72	20,326,878	20,444,393
+0.74%, Series 2022-H28 FD, 0.79%, 5/20/72	25,000,000	25,164,062
USD LIBOR 1-Month
+0.62%, 0.726%, 9/20/64	2,438,089	2,437,807
+0.70%, 0.806%, 1/20/70	18,640,872	18,688,203
+0.65%, 0.756%, 1/20/70	23,961,145	24,003,671
USD LIBOR 12-Month
+0.30%, 0.756%, 1/20/67	15,740,765	15,436,488
+0.23%, 0.458%, 10/20/67	14,607,606	14,341,914
+0.23%, 0.458%, 10/20/67	8,825,474	8,665,609

	Par Value	Value
+0.06%, 0.643%, 12/20/67	$21,564,287	$ 20,951,014
+0.08%, 0.361%, 5/20/68	5,205,402	5,090,949
+0.25%, 0.495%, 6/20/68	17,020,251	16,739,889
+0.28%, 1.228%, 11/20/68	22,094,339	21,610,979
+0.25%, 0.706%, 12/20/68	2,416,199	2,360,100
		336,362,938
Federal Agency Mortgage Pass-Through: 8.8%
Fannie Mae, 15 Year
4.50%, 1/1/25 - 1/1/27	1,677,160	1,726,137
3.50%, 1/1/27 - 12/1/29	3,296,539	3,365,929
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	16,043,050	16,643,313
4.50%, 1/1/31 - 12/1/34	25,625,131	26,614,854
3.50%, 4/1/36 - 4/1/37	10,047,083	10,118,543
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	7,235,336	7,865,645
5.50%, 7/1/33 - 8/1/37	4,506,048	4,933,554
6.00%, 9/1/36 - 8/1/37	6,421,215	7,074,776
7.00%, 8/1/37	173,724	195,739
4.50%, 3/1/40	683,042	724,885
5.00%, 12/1/48 - 3/1/49	4,903,933	5,194,210
2.50%, 6/1/50 - 10/1/50	153,397,681	146,829,307
2.00%, 9/1/50 - 12/1/50	106,691,986	99,371,059
Fannie Mae, 40 Year
4.50%, 6/1/56	17,406,607	18,609,531
Fannie Mae, Hybrid ARM
1.988%, 9/1/34(e)	292,515	294,529
1.56%, 12/1/34(e)	316,991	317,625
2.004%, 1/1/35(e)	417,161	425,245
1.76%, 1/1/35(e)	437,693	452,229
1.741%, 8/1/35(e)	247,475	247,786
2.039%, 5/1/37(e)	465,944	466,808
2.045%, 7/1/39(e)	170,357	170,725
2.03%, 11/1/40 - 12/1/40(e)	1,294,699	1,335,452
1.80%, 11/1/43(e)	1,382,215	1,417,771
1.946%, 4/1/44(e)	2,217,817	2,269,681
1.85%, 11/1/44 - 12/1/44(e)	6,324,008	6,498,725
2.842%, 9/1/45(e)	702,390	722,411
2.717%, 12/1/45(e)	2,183,062	2,248,339
2.609%, 1/1/46(e)	2,779,829	2,853,054
2.943%, 4/1/46(e)	2,183,681	2,190,208
2.509%, 12/1/46(e)	4,294,278	4,272,544
3.186%, 6/1/47(e)	2,013,990	2,052,490
3.074%, 7/1/47(e)	3,599,768	3,662,471
2.677%, 8/1/47(e)	4,825,899	4,973,709
3.294%, 1/1/49(e)	1,948,260	1,970,498
Freddie Mac, Hybrid ARM
2.211%, 5/1/34(e)	393,413	399,205
2.375%, 10/1/35(e)	737,967	776,508
1.768%, 4/1/37(e)	799,160	831,652
2.051%, 9/1/37(e)	656,228	683,785
2.114%, 1/1/38(e)	146,562	146,752
2.544%, 2/1/38(e)	702,460	727,669
2.188%, 7/1/38(e)	68,664	72,055
1.989%, 10/1/38(e)	299,311	300,076
2.056%, 10/1/41(e)	240,580	249,277
2.049%, 8/1/42(e)	829,533	857,207
1.866%, 5/1/44(e)	2,495,605	2,576,516
1.86%, 5/1/44(e)	272,435	280,964
1.865%, 6/1/44(e)	926,661	956,487
1.87%, 6/1/44(e)	867,162	893,976
1.891%, 1/1/45(e)	2,909,050	2,992,556
2.752%, 10/1/45(e)	1,792,343	1,831,481
2.816%, 10/1/45(e)	1,986,988	2,046,237

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 3

Portfolio of Investments (unaudited)
March 31, 2022
Debt Securities (continued)
	Par Value	Value
3.282%, 7/1/47(e)	$1,901,048	$ 1,934,794
3.272%, 1/1/49(e)	6,762,252	6,831,762
3.735%, 3/1/49(e)	1,472,828	1,490,865
Freddie Mac Gold, 15 Year
4.50%, 9/1/24 - 9/1/26	1,125,058	1,159,522
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	945,463	1,015,659
4.50%, 4/1/31 - 6/1/31	3,210,441	3,338,897
Freddie Mac Gold, 30 Year
7.47%, 3/17/23	4,938	4,967
6.50%, 12/1/32 - 4/1/33	2,257,267	2,464,128
7.00%, 11/1/37 - 9/1/38	2,017,546	2,250,701
5.50%, 12/1/37	178,308	196,741
6.00%, 2/1/39	551,068	603,951
4.50%, 9/1/41 - 6/1/42	13,666,386	14,510,472
Freddie Mac Pool, 30 Year
2.50%, 6/1/50 - 2/1/51	146,999,323	140,781,142
2.00%, 9/1/50	90,934,592	84,683,876
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	90,633	92,956
UMBS TBA, 30 Year
3.50%, 5/1/49(f)	560,014,000	559,045,075
3.00%, 5/1/52(f)	117,148,000	114,317,390
		1,339,455,083
		1,675,818,021
		1,958,240,592
Corporate: 10.2%
Financials: 2.9%
Bank of America Corp.
3.004%, 12/20/23(c)	15,589,000	15,628,360
4.20%, 8/26/24	5,825,000	5,966,572
4.45%, 3/3/26	3,970,000	4,105,727
4.25%, 10/22/26	2,970,000	3,056,939
4.183%, 11/25/27	7,925,000	8,079,908
3.846%, 3/8/37(c)	18,975,000	18,170,868
Barclays PLC (United Kingdom)
4.836%, 5/9/28	4,525,000	4,620,367
BNP Paribas SA (France)
4.375%, 9/28/25(d)	8,223,000	8,302,118
4.625%, 3/13/27(d)	9,775,000	9,996,677
Boston Properties, Inc.
3.80%, 2/1/24	5,000,000	5,069,408
3.65%, 2/1/26	9,941,000	10,071,156
2.75%, 10/1/26	18,500,000	18,006,961
3.25%, 1/30/31	5,850,000	5,657,690
Capital One Financial Corp.
3.50%, 6/15/23	3,449,000	3,488,702
4.20%, 10/29/25	10,175,000	10,407,579
2.636%, 3/3/26(c)	6,775,000	6,629,343
Citigroup, Inc.
3.785%, 3/17/33(c)	15,725,000	15,588,642
USD LIBOR 3-Month
+ 6.37%, 6.669%, 10/30/40(b)	37,080,925	40,640,694
Goldman Sachs Group, Inc.
3.615%, 3/15/28(c)	32,125,000	32,126,606
HSBC Holdings PLC (United Kingdom)
4.30%, 3/8/26	11,462,000	11,760,872
4.762%, 3/29/33(c)	28,775,000	29,571,439
6.50%, 5/2/36	17,805,000	21,587,253
6.50%, 9/15/37	3,265,000	3,975,666
JPMorgan Chase & Co.
1.04%, 2/4/27(c)	17,500,000	16,035,556
8.75%, 9/1/30(b)	25,692,000	34,534,967
2.739%, 10/15/30(c)	5,000,000	4,724,605

	Par Value	Value
2.956%, 5/13/31(c)	$11,793,000	$ 11,034,671
Lloyds Banking Group PLC (United Kingdom)
3.75%, 3/18/28(c)	8,025,000	8,001,511
UniCredit SPA (Italy)
7.296%, 4/2/34(c)(d)	23,425,000	24,811,380
5.459%, 6/30/35(c)(d)	3,525,000	3,368,303
Unum Group
6.75%, 12/15/28	8,417,000	9,648,942
Wells Fargo & Co.
4.10%, 6/3/26	3,376,000	3,460,781
4.30%, 7/22/27	16,645,000	17,283,423
2.572%, 2/11/31(c)	12,005,000	11,152,878
		436,566,564
Industrials: 6.8%
AbbVie, Inc.
3.80%, 3/15/25	7,000,000	7,130,076
3.20%, 11/21/29	4,500,000	4,446,488
4.05%, 11/21/39	10,550,000	10,839,144
AT&T, Inc.
2.55%, 12/1/33	4,400,000	3,909,155
3.50%, 9/15/53	39,285,000	34,470,389
3.80%, 12/1/57	4,200,000	3,831,828
3.65%, 9/15/59	12,662,000	11,103,720
Bayer AG (Germany)
4.375%, 12/15/28(d)	10,100,000	10,326,282
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	2,725,000	2,445,066
2.726%, 3/25/31	5,415,000	4,772,233
4.742%, 3/16/32	22,850,000	22,985,073
3.734%, 9/25/40	1,100,000	901,259
4.54%, 8/15/47	5,000,000	4,461,936
3.984%, 9/25/50	3,525,000	2,856,618
5.65%, 3/16/52	6,300,000	6,391,201
3.75%, 3/23/71(b)(c)(g)(h)	16,723,000	16,186,968
Burlington Northern Santa Fe LLC(i)
5.72%, 1/15/24	878,712	906,250
5.629%, 4/1/24	4,057,581	4,140,308
5.342%, 4/1/24	2,325,986	2,368,594
Cemex SAB de CV (Mexico)
7.375%, 6/5/27(d)	5,000,000	5,350,000
5.20%, 9/17/30(d)	14,400,000	14,328,000
3.875%, 7/11/31(d)	11,525,000	10,516,678
Charter Communications, Inc.
4.50%, 5/1/32	9,550,000	8,735,385
4.40%, 4/1/33	2,475,000	2,467,680
4.50%, 6/1/33(d)	10,760,000	9,657,100
4.25%, 1/15/34(d)	5,850,000	5,080,696
6.55%, 5/1/37	11,000,000	12,650,327
6.75%, 6/15/39	6,160,000	7,142,235
6.484%, 10/23/45	36,327,000	41,354,050
5.75%, 4/1/48	3,700,000	3,933,600
5.25%, 4/1/53	7,875,000	7,928,112
Cigna Corp.
4.125%, 11/15/25	10,000,000	10,306,996
4.50%, 2/25/26	4,000,000	4,184,252
7.875%, 5/15/27	17,587,000	21,235,651
Coca-Cola Co.
3.45%, 3/25/30	6,400,000	6,578,239
Cox Enterprises, Inc.
3.85%, 2/1/25(d)	14,626,000	14,784,235
3.35%, 9/15/26(d)	14,932,000	14,843,955

4 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
March 31, 2022
Debt Securities (continued)
	Par Value	Value
3.50%, 8/15/27(d)	$3,550,000	$ 3,531,486
CVS Health Corp.
4.30%, 3/25/28	2,538,000	2,654,948
4.78%, 3/25/38	10,450,000	11,420,159
5.05%, 3/25/48	4,725,000	5,351,020
Dillard's, Inc.
7.875%, 1/1/23	8,660,000	8,846,612
7.75%, 7/15/26	50,000	54,002
7.75%, 5/15/27	540,000	591,310
7.00%, 12/1/28	15,135,000	16,671,380
Dow, Inc.
7.375%, 11/1/29	3,353,000	4,194,505
9.40%, 5/15/39	3,286,000	5,234,466
Elanco Animal Health, Inc.
5.772%, 8/28/23	2,500,000	2,581,250
6.40%, 8/28/28	6,175,000	6,622,811
Exxon Mobil Corp.
4.227%, 3/19/40	5,545,000	5,962,472
4.327%, 3/19/50	4,532,000	5,052,772
FedEx Corp.
4.25%, 5/15/30	3,575,000	3,750,219
5.25%, 5/15/50	4,100,000	4,748,229
Ford Motor Credit Co. LLC(i)
4.25%, 9/20/22	4,243,000	4,269,137
4.14%, 2/15/23	5,166,000	5,200,509
4.375%, 8/6/23	3,405,000	3,435,713
3.81%, 1/9/24	14,363,000	14,339,660
5.125%, 6/16/25	16,100,000	16,422,000
3.375%, 11/13/25	9,350,000	9,139,111
4.389%, 1/8/26	18,850,000	18,801,178
4.542%, 8/1/26	18,304,000	18,277,002
2.70%, 8/10/26	12,700,000	11,811,127
4.95%, 5/28/27	10,000,000	10,168,000
HCA Healthcare, Inc.
3.125%, 3/15/27(d)	3,575,000	3,493,106
4.125%, 6/15/29	2,700,000	2,752,117
3.625%, 3/15/32(d)	14,600,000	14,307,340
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(d)	25,425,000	25,643,417
3.50%, 7/26/26(d)	2,300,000	2,249,685
3.875%, 7/26/29(d)	21,150,000	20,747,250
Kinder Morgan, Inc.
5.50%, 3/1/44	20,643,000	22,447,446
5.40%, 9/1/44	15,719,000	16,921,005
Macy's, Inc.
6.70%, 7/15/34(d)	2,539,000	2,710,383
Microchip Technology, Inc.
.983%, 9/1/24(d)	19,714,000	18,664,636
Occidental Petroleum Corp.
2.90%, 8/15/24	7,900,000	7,840,750
3.20%, 8/15/26	15,450,000	15,179,625
Oracle Corp.
1.65%, 3/25/26	13,990,000	13,045,751
2.80%, 4/1/27	6,350,000	6,077,669
3.60%, 4/1/50	8,288,000	6,873,755
Prosus NV(i) (Netherlands)
4.85%, 7/6/27(d)	14,200,000	13,770,308
3.68%, 1/21/30(d)	3,750,000	3,285,300
3.061%, 7/13/31(d)	30,375,000	25,232,041
4.193%, 1/19/32(d)	8,950,000	7,874,926
4.987%, 1/19/52(d)	20,125,000	17,110,233
TC Energy Corp. (Canada)
5.625%, 5/20/75(b)(c)	20,570,000	20,576,171
5.30%, 3/15/77(b)(c)	28,160,000	27,737,600

	Par Value	Value
5.50%, 9/15/79(b)(c)	$6,850,000	$ 6,836,300
5.60%, 3/7/82(b)(c)	4,150,000	4,195,526
Telecom Italia SPA (Italy)
5.303%, 5/30/24(d)	21,712,000	21,874,840
7.20%, 7/18/36	11,596,000	11,277,110
7.721%, 6/4/38	8,212,000	8,374,639
The Williams Companies, Inc.
3.50%, 11/15/30	6,400,000	6,327,455
T-Mobile U.S., Inc.
2.25%, 2/15/26(d)	6,800,000	6,407,640
3.375%, 4/15/29(d)	6,500,000	6,182,345
3.875%, 4/15/30	7,975,000	8,005,617
3.50%, 4/15/31(d)	6,525,000	6,139,895
4.375%, 4/15/40	2,675,000	2,686,350
4.50%, 4/15/50	1,775,000	1,795,689
3.40%, 10/15/52(d)	13,745,000	11,689,300
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(d)	12,050,000	12,230,750
5.25%, 6/6/29(d)	11,350,000	11,208,693
Union Pacific Corp.
6.176%, 1/2/31	3,692,936	4,161,144
Verizon Communications, Inc.
4.272%, 1/15/36	11,847,000	12,480,675
VMware, Inc.
.60%, 8/15/23	4,050,000	3,935,948
1.40%, 8/15/26	19,765,000	18,145,275
4.65%, 5/15/27	4,775,000	5,003,276
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(b)(c)	16,900,000	18,661,318
Zoetis, Inc.
4.50%, 11/13/25	4,095,000	4,273,182
		1,041,114,338
Utilities: 0.5%
Dominion Energy
5.75%, 10/1/54(b)(c)	22,950,000	23,286,815
Enel SPA (Italy)
6.80%, 9/15/37(d)	13,700,000	17,385,141
6.00%, 10/7/39(d)	4,447,000	5,260,689
The Southern Co.
4.00%, 1/15/51(b)(c)	19,036,000	18,417,330
3.75%, 9/15/51(b)(c)	7,500,000	6,915,375
		71,265,350
		1,548,946,252
Total Debt Securities (Cost $4,499,906,609)		$4,422,773,814
Short-Term Investments: 7.4%
	Par Value/ Shares	Value
Repurchase Agreements: 7.0%
Fixed Income Clearing Corporation(j) 0.05%, dated 3/31/22, due 4/1/22, maturity value $1,068,230,484	$1,068,229,000	$ 1,068,229,000

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 5

Portfolio of Investments (unaudited)
March 31, 2022
Short-Term Investments (continued)
	Par Value/ Shares	Value
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	61,497,821	$ 61,497,821
Total Short-Term Investments (Cost $1,129,726,821)		$ 1,129,726,821
Total Investments In Securities (Cost $12,282,611,879)	105.7%	$16,040,805,694
Other Assets Less Liabilities	(5.7)%	(866,020,366)
Net Assets	100.0%	$15,174,785,328
(a)	Non-income producing
(b)	Hybrid security: characteristics of both a debt and equity security.
(c)	Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.
(f)	The security was purchased on a to-be-announced (TBA) when-issued basis.
(g)	The security is denominated in Euro currency.
(h)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(i)	Subsidiary (see below)
(j)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.125%-2.75%, 6/30/23-8/15/23, and Treasury Bill 0.00%, 3/23/23. Total collateral value is $1,089,593,759.
In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.
Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.
ADR: American Depositary Receipt
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
DUS: Delegated Underwriting and Servicing
GO: General Obligation
NY Shs: New York Registry Shares
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index— Short Position	(1,209)	6/17/22	$(273,883,837)	$(20,422,551)
Euro-Bund Future— Short Position	(20)	6/8/22	(3,510,352)	92,042
Ultra 10 Year U.S. Treasury Note Future— Short Position	(734)	6/21/22	(99,434,063)	(161,580)
				$(20,492,089)
6 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
March 31, 2022
Written Call Options Contracts
Common Stocks	Counterparty	Number of Shares	Notional Amount	Exercise Price	Expiration Date	Value
Bank of America Corp.	Goldman Sachs	(4,400,000)	$(181,368,000)	$ 50.00	1/20/23	$ (6,495,091)
Booking Holdings, Inc.	Barclays	(33,000)	(77,498,850)	3,000.00	1/20/23	(2,991,062)
ConocoPhillips	Barclays	(1,400,000)	(140,000,000)	70.00	1/20/23	(45,489,203)
Goldman Sachs Group, Inc.	Barclays	(250,000)	(82,525,000)	440.00	6/17/22	(21,476)
Microsoft Corp.	Citigroup	(280,000)	(86,326,800)	360.00	6/16/23	(5,532,576)
Occidental Petroleum Corp.	JPMorgan	(4,000,000)	(226,960,000)	37.00	1/20/23	(89,039,996)
Schlumberger, Ltd.	Barclays	(2,800,000)	(115,668,000)	37.50	1/20/23	(23,653,101)
						$(173,222,505)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
EUR: Euro
Barclays	9/14/22	USD	8,179,298	EUR	7,355,709	$(22,098)
HSBC	9/14/22	USD	1,259,382	EUR	1,114,851	16,357
HSBC	9/14/22	USD	4,874,762	EUR	4,419,092	(52,394)
HSBC	9/14/22	USD	2,254,108	EUR	2,030,144	(9,442)
Unrealized gain on currency forward contracts						16,357
Unrealized loss on currency forward contracts						(83,934)
Net unrealized loss on currency forward contracts						$(67,577)
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 7

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security.
Debt securities, certain preferred stocks, equity-linked notes and derivatives traded over-the-counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■	Level 1: Unadjusted quoted prices in active markets for identical securities
■	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2022:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$1,474,887,062	$ —
Consumer Discretionary	413,397,973	—
Consumer Staples	310,706,578	—
Energy	992,022,140	—
Financials	2,315,533,649	—
Health Care	2,203,985,277	—
Industrials	700,013,420	—
Information Technology	1,783,085,100	—
Materials	61,204,402	—
Real Estate	1,622,464	—
Preferred Stocks
Financials	—	231,846,994
Debt Securities
U.S. Treasury	—	737,224,238
Government-Related	—	178,362,732
Securitized	—	1,958,240,592
Corporate	—	1,548,946,252
Short-Term Investments
Repurchase Agreements	—	1,068,229,000
Money Market Fund	61,497,821	—
8 / Dodge & Cox Balanced Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Total Securities	$10,317,955,886	$5,722,849,808
Other Investments
Futures Contracts
Appreciation	$ 92,042	$ —
Depreciation	(20,584,131)	—
Currency Forward Contracts
Appreciation	—	16,357
Depreciation	—	(83,934)
Written Call Options Contracts	—	(173,222,505)
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox Balanced Fund / 9

DODGE & COX INCOME FUND
March 31, 2022
Portfolio of Investments (unaudited)
Debt Securities: 103.1%
	Par Value	Value
U.S. Treasury: 17.6%
U.S. Treasury Note/Bond
0.25%, 8/31/25	$500,000,000	$ 462,617,190
0.375%, 11/30/25	200,000,000	184,906,250
0.125%, 12/31/22	500,000,000	495,156,250
0.375%, 12/31/25	900,000,000	831,058,596
0.50%, 2/28/26	500,000,000	462,265,625
0.25%, 3/15/24	800,000,000	768,500,000
0.75%, 3/31/26	300,000,000	279,761,718
0.375%, 4/15/24	1,000,000,000	960,546,880
0.75%, 4/30/26	1,000,000,000	931,406,250
0.125%, 4/30/23	2,060,000,000	2,023,628,125
0.25%, 5/15/24	1,200,000,000	1,146,984,372
0.125%, 5/31/23	500,000,000	489,785,155
0.75%, 5/31/26	300,000,000	279,023,436
0.875%, 6/30/26	899,000,000	839,651,958
0.125%, 6/30/23	711,830,000	695,786,021
0.125%, 7/31/23	500,000,000	487,402,345
0.75%, 8/31/26	350,000,000	324,392,579
		11,662,872,750
Government-Related: 4.6%
Agency: 2.7%
Petroleo Brasileiro SA (Brazil)
5.093%, 1/15/30	274,213,000	273,872,976
5.60%, 1/3/31	4,141,000	4,192,763
7.25%, 3/17/44	18,890,000	19,693,958
6.90%, 3/19/49	154,524,000	153,516,504
6.75%, 6/3/50	103,465,000	101,654,362
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	425,231,000	403,969,450
6.625%, 6/15/35	189,761,000	170,075,194
6.50%, 6/2/41	53,502,000	44,363,858
6.375%, 1/23/45	135,151,000	108,092,418
6.75%, 9/21/47	66,966,000	54,436,661
6.35%, 2/12/48	60,056,000	47,210,022
7.69%, 1/23/50	398,811,000	348,461,111
6.95%, 1/28/60	80,170,000	65,066,774
		1,794,606,051
Local Authority: 1.9%
L.A. Unified School District GO
5.75%, 7/1/34	6,030,000	7,144,576
6.758%, 7/1/34	183,745,000	233,319,493
New Jersey Turnpike Authority RB
7.414%, 1/1/40	40,655,000	59,218,907
7.102%, 1/1/41	146,837,000	208,337,005
State of California GO
7.50%, 4/1/34	80,146,000	110,457,129
7.30%, 10/1/39	183,965,000	258,930,406
State of Illinois GO
5.10%, 6/1/33	356,525,000	379,131,323
		1,256,538,839
		3,051,144,890
Securitized: 44.4%
Asset-Backed: 6.0%
Federal Agency: 0.0%
Small Business Admin. - 504 Program
Series 2002-20L 1, 5.10%, 12/1/22	37,205	37,420
Series 2003-20G 1, 4.35%, 7/1/23	3,824	3,861
Series 2004-20L 1, 4.87%, 12/1/24	147,689	148,743
Series 2005-20B 1, 4.625%, 2/1/25	290,913	293,039
Series 2005-20D 1, 5.11%, 4/1/25	11,148	11,280
Series 2005-20E 1, 4.84%, 5/1/25	486,983	491,648
Series 2005-20G 1, 4.75%, 7/1/25	552,426	556,278

	Par Value	Value
Series 2005-20H 1, 5.11%, 8/1/25	$5,068	$ 5,139
Series 2005-20I 1, 4.76%, 9/1/25	696,132	694,903
Series 2006-20A 1, 5.21%, 1/1/26	566,706	575,174
Series 2006-20B 1, 5.35%, 2/1/26	157,267	160,581
Series 2006-20C 1, 5.57%, 3/1/26	754,921	771,053
Series 2006-20G 1, 6.07%, 7/1/26	1,360,923	1,394,006
Series 2006-20H 1, 5.70%, 8/1/26	13,260	13,730
Series 2006-20I 1, 5.54%, 9/1/26	20,193	20,616
Series 2006-20J 1, 5.37%, 10/1/26	584,800	593,361
Series 2006-20L 1, 5.12%, 12/1/26	640,446	647,574
Series 2007-20A 1, 5.32%, 1/1/27	1,218,662	1,245,125
Series 2007-20C 1, 5.23%, 3/1/27	1,885,434	1,918,430
Series 2007-20D 1, 5.32%, 4/1/27	1,865,523	1,905,573
Series 2007-20G 1, 5.82%, 7/1/27	1,384,065	1,432,260
		12,919,794
Other: 1.0%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(a)	232,845,194	243,323,228
9.75%, 1/6/27(a)	175,037,999	192,541,799
8.20%, 4/6/28(a)	188,649,876	202,798,616
		638,663,643
Student Loan: 5.0%
Navient Student Loan Trust
USD LIBOR 1-Month
+1.25%, 1.707%, 6/25/65(a)	244,660,434	245,937,048
+1.15%, 1.607%, 3/25/66(a)	222,036,460	222,549,520
+1.30%, 1.757%, 3/25/66(a)	150,828,000	154,049,309
+0.80%, 1.257%, 7/26/66(a)	239,844,131	238,546,166
+1.05%, 1.507%, 7/26/66(a)	369,329,000	368,532,874
+1.15%, 1.607%, 7/26/66(a)	238,848,296	235,876,044
+1.00%, 1.457%, 9/27/66(a)	119,429,000	119,757,071
+1.05%, 1.507%, 12/27/66(a)	165,009,456	165,454,388
+0.72%, 1.177%, 3/25/67(a)	96,785,000	96,366,037
+0.80%, 1.257%, 3/25/67(a)	181,973,000	181,986,648
+0.68%, 1.137%, 6/27/67(a)	191,873,101	188,707,578
+1.00%, 1.457%, 2/27/68(a)	96,258,276	97,517,007
+0.83%, 1.287%, 7/25/68(a)	61,623,402	61,487,516
+0.81%, 1.267%, 7/25/68(a)	63,945,000	63,634,023
+0.90%, 1.04%, 8/26/69(a)	66,167,458	66,592,220
+0.60%, 1.057%, 12/26/69(a)	51,556,249	51,105,467
+0.70%, 1.157%, 2/25/70(a)	220,246,439	215,937,758
+0.55%, 0.70%, 2/25/70(a)	87,928,455	86,935,690
Navient Student Loan Trust (Private Loans)
Series 2014-AA A2A, 2.74%, 2/15/29(a)	3,778,251	3,789,072
Series 2017-A A2A, 2.88%, 12/16/58(a)	9,396,484	9,421,252
Navient Student Loan Trust 2020-1
USD LIBOR 1-Month
+1.05%, 1.507%, 6/25/69(a)	42,916,029	43,129,073
SLM Student Loan Trust
USD LIBOR 1-Month
+1.20%, 1.657%, 10/25/34	25,944,006	26,020,027
USD LIBOR 3-Month
+0.63%, 0.888%, 1/25/40(a)	109,167,121	106,952,470
+0.17%, 0.428%, 7/25/40	13,626,000	12,994,063
+0.55%, 0.808%, 10/25/64(a)	56,387,112	55,073,179
+0.55%, 0.808%, 10/25/64(a)	25,266,969	24,622,290
SMB Private Education Loan Trust (Private Loans)
Series 2017-A A2A, 2.88%, 9/15/34(a)	11,383,122	11,309,006
1 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
March 31, 2022
Debt Securities (continued)
	Par Value	Value
Series 2017-B A2A, 2.82%, 10/15/35(a)	$12,734,887	$ 12,465,733
Series 2018-A A2A, 3.50%, 2/15/36(a)	54,674,420	54,820,532
Series 2018-B A2A, 3.60%, 1/15/37(a)	39,854,444	39,570,014
Series 2021-A APT2, 1.07%, 1/15/53(a)	44,558,547	40,974,338
		3,302,113,413
		3,953,696,850
CMBS: 0.5%
Agency CMBS: 0.5%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.353%, 3/25/26(b)	113,015,399	5,060,423
Series K056 X1, 1.258%, 5/25/26(b)	39,301,782	1,681,381
Series K062 X1, 0.297%, 12/25/26(b)	306,294,990	3,981,774
Series K064 X1, 0.605%, 3/25/27(b)	386,083,194	10,010,635
Series K065 X1, 0.669%, 4/25/27(b)	465,487,507	13,577,060
Series K066 X1, 0.75%, 6/25/27(b)	372,966,787	12,335,988
Series K067 X1, 0.577%, 7/25/27(b)	470,129,615	12,529,095
Series K069 X1, 0.36%, 9/25/27(b)	93,593,499	1,650,690
Series K070 X1, 0.328%, 11/25/27(b)	196,689,692	3,292,487
Series K071 X1, 0.289%, 11/25/27(b)	253,305,424	3,594,151
Series K089 X1, 0.541%, 1/25/29(b)	515,696,113	17,062,270
Series K091 X1, 0.56%, 3/25/29(b)	259,182,062	8,966,326
Series K092 X1, 0.709%, 4/25/29(b)	484,270,942	21,132,470
Series K093 X1, 0.952%, 5/25/29(b)	231,498,000	13,230,041
Series K094 X1, 0.88%, 6/25/29(b)	320,885,685	17,274,913
Series K095 X1, 0.95%, 6/25/29(b)	223,541,552	12,913,414
Series K096 X1, 1.127%, 7/25/29(b)	543,231,670	37,662,578
Series K097 X1, 1.09%, 7/25/29(b)	243,733,125	16,535,928
Series K098 X1, 1.144%, 8/25/29(b)	470,678,066	33,510,678
Series K099 X1, 0.885%, 9/25/29(b)	512,896,327	28,558,016
Series K101 X1, 0.835%, 10/25/29(b)	197,051,982	10,500,329
Series K102 X1, 0.825%, 10/25/29(b)	549,589,379	29,076,301
Series K152 X1, 0.956%, 1/25/31(b)	123,642,409	7,877,975
Series K154 X1, 0.30%, 11/25/32(b)	369,008,410	9,007,126
Series K-1511 X1, 0.777%, 3/25/34(b)	174,815,294	11,827,426
		342,849,475
		342,849,475
Mortgage-Related: 37.9%
Federal Agency CMO & REMIC: 5.4%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	24,374	25,993
Series 1997-2 Z, 7.50%, 6/15/27	2,717,363	2,908,064
Series 1998-2 2A, 8.614%, 8/15/27(b)	3,691	3,888
Series 1998-1 1A, 8.293%, 3/15/28(b)	29,172	30,675
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	99,760	106,679
Trust 1998-58 PC, 6.50%, 10/25/28	576,978	617,997
Trust 2001-69 PQ, 6.00%, 12/25/31	712,248	775,967
Trust 2002-33 A1, 7.00%, 6/25/32	1,061,196	1,154,628
Trust 2002-69 Z, 5.50%, 10/25/32	98,649	104,840
Trust 2008-24 GD, 6.50%, 3/25/37	399,404	429,830
Trust 2007-47 PE, 5.00%, 5/25/37	1,008,416	1,060,841
Trust 2009-53 QM, 5.50%, 5/25/39	70,857	71,411
Trust 2009-30 AG, 6.50%, 5/25/39	3,084,386	3,409,962
Trust 2009-40 TB, 6.00%, 6/25/39	1,341,117	1,459,893
Trust 2001-T3 A1, 7.50%, 11/25/40	53,851	57,363
Trust 2010-123 WT, 7.00%, 11/25/40	12,988,751	14,491,375
Trust 2001-T7 A1, 7.50%, 2/25/41	64,131	71,768
Trust 2001-T5 A2, 6.975%, 6/19/41(b)	24,409	26,465
Trust 2001-T5 A3, 7.50%, 6/19/41(b)	130,485	143,582
Trust 2001-T4 A1, 7.50%, 7/25/41	955,972	1,067,506

	Par Value	Value
Trust 2011-58 AT, 4.00%, 7/25/41	$3,874,825	$ 4,009,576
Trust 2001-T10 A1, 7.00%, 12/25/41	990,202	1,071,759
Trust 2013-106 MA, 4.00%, 2/25/42	10,838,923	10,842,304
Trust 2002-W6 2A1, 7.00%, 6/25/42(b)	1,269,309	1,303,667
Trust 2002-W8 A2, 7.00%, 6/25/42	807,464	902,395
Trust 2002-90 A1, 6.50%, 6/25/42	2,477,700	2,721,074
Trust 2002-T16 A3, 7.50%, 7/25/42	2,015,773	2,296,072
Trust 2003-W2 1A2, 7.00%, 7/25/42	4,097,072	4,566,929
Trust 2003-W4 3A, 5.173%, 10/25/42(b)	1,186,235	1,279,673
Trust 2012-121 NB, 7.00%, 11/25/42	453,589	512,864
Trust 2003-W1 2A, 5.415%, 12/25/42(b)	1,458,542	1,444,285
Trust 2003-7 A1, 6.50%, 12/25/42	1,949,132	2,112,524
Trust 2004-T1 1A2, 6.50%, 1/25/44	814,430	887,396
Trust 2004-W2 2A2, 7.00%, 2/25/44	58,168	64,105
Trust 2004-W2 5A, 7.50%, 3/25/44	1,598,273	1,753,681
Trust 2004-W8 3A, 7.50%, 6/25/44	1,198,795	1,303,545
Trust 2004-W15 1A2, 6.50%, 8/25/44	358,559	389,787
Trust 2005-W1 1A3, 7.00%, 10/25/44	3,497,513	3,744,362
Trust 2001-79 BA, 7.00%, 3/25/45	270,609	293,790
Trust 2006-W1 1A1, 6.50%, 12/25/45	161,686	176,353
Trust 2006-W1 1A2, 7.00%, 12/25/45	1,141,509	1,265,188
Trust 2006-W1 1A3, 7.50%, 12/25/45	19,656	21,636
Trust 2006-W1 1A4, 8.00%, 12/25/45	1,309,006	1,448,837
Trust 2007-W10 1A, 6.186%, 8/25/47(b)	3,788,886	4,039,744
Trust 2007-W10 2A, 6.304%, 8/25/47(b)	1,127,335	1,197,643
USD LIBOR 1-Month
+0.55%, 1.007%, 9/25/43	12,774,066	12,910,838
+0.40%, 0.857%, 7/25/44	879,805	879,784
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	60,541	66,621
Series 3312 AB, 6.50%, 6/15/32	1,269,699	1,393,700
Series T-41 2A, 4.863%, 7/25/32(b)	127,013	128,621
Series 2587 ZU, 5.50%, 3/15/33	1,500,983	1,600,259
Series 2610 UA, 4.00%, 5/15/33	819,507	838,199
Series T-48 1A, 4.503%, 7/25/33(b)	1,580,180	1,609,366
Series 2708 ZD, 5.50%, 11/15/33	5,807,770	6,189,937
Series 3204 ZM, 5.00%, 8/15/34	2,877,527	3,048,623
Series 3330 GZ, 5.50%, 6/15/37	311,736	328,388
Series 3427 Z, 5.00%, 3/15/38	1,311,810	1,392,221
Series T-51 1A, 6.50%, 9/25/43(b)	39,469	45,598
Series 4283 DW, 4.50%, 12/15/43(b)	25,424,031	27,051,428
Series 4283 EW, 4.50%, 12/15/43(b)	16,137,840	16,541,912
Series 4281 BC, 4.50%, 12/15/43(b)	43,152,629	45,542,439
Series 4319 MA, 4.50%, 3/15/44(b)	8,532,375	8,885,012
Ginnie Mae
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 0.60%, 2/20/67	41,142,166	40,925,930
+0.50%, Series 2022-H04 GF, 0.55%, 2/20/67	40,283,030	40,009,148
+0.50%, Series 2022-H07 FB, 0.55%, 1/20/68	117,514,194	117,627,102
+0.30%, Series 2022-H06 FA, 0.35%, 2/20/68	139,505,769	137,750,252
+0.50%, Series 2022-H07 AF, 0.54%, 2/20/68	49,385,637	49,430,292
+0.50%, Series 2022-H07 BF, 0.55%, 2/20/68	174,757,720	174,923,757
+0.41%, Series 2022-H06 FC, 0.458%, 8/20/68	84,292,912	83,888,046

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)
March 31, 2022
Debt Securities (continued)
	Par Value	Value
+0.70%, Series 2021-H17 FA, 0.75%, 11/20/71	$44,366,173	$ 44,718,218
+0.82%, Series 2021-H19 FM, 0.87%, 12/20/71	46,238,480	46,947,787
+0.80%, Series 2022-H02 FC, 0.85%, 1/20/72	140,225,581	142,888,510
+0.82%, Series 2022-H04 HF, 0.87%, 2/20/72	221,269,470	223,969,378
+0.75%, Series 2022-H07 F, 0.80%, 2/20/72	51,283,713	51,808,043
+0.80%, Series BOA-H70 FL, 1.15%, 5/1/72	134,357,064	135,438,219
USD LIBOR 1-Month
+0.65%, 0.756%, 10/20/64	5,318,118	5,322,031
+0.63%, 0.736%, 4/20/65	7,700,485	7,701,484
+0.60%, 0.706%, 7/20/65	4,960,357	4,957,126
+0.60%, 0.706%, 8/20/65	5,049,877	5,046,914
+0.62%, 0.726%, 9/20/65	1,060,950	1,060,926
+0.75%, 0.856%, 11/20/65	20,414,141	20,474,109
+0.90%, 1.006%, 3/20/66	12,392,760	12,473,178
+0.90%, 1.006%, 4/20/66	14,633,657	14,736,863
+0.78%, 0.886%, 9/20/66	6,967,854	6,992,806
+0.75%, 0.856%, 10/20/66	34,874,898	34,992,702
+0.80%, 0.906%, 11/20/66	16,104,729	16,184,819
+0.81%, 0.916%, 12/20/66	9,044,039	9,090,181
+0.57%, 0.676%, 9/20/67	20,324,810	20,300,632
+0.50%, 0.606%, 6/20/68	26,658,688	26,568,424
+0.50%, 0.606%, 11/20/68	24,144,659	24,062,089
+0.60%, 0.706%, 9/20/69	25,794,429	25,796,826
+0.60%, 0.706%, 11/20/69	21,307,442	21,263,257
+0.65%, 0.756%, 11/20/69	25,695,402	25,763,407
+0.65%, 0.756%, 11/20/69	81,152,261	81,318,274
+0.65%, 0.756%, 11/20/69	15,748,613	15,773,059
+0.55%, 0.999%, 3/20/70	84,268,121	83,984,871
+0.85%, 1.299%, 9/20/71	8,353,283	8,485,957
USD LIBOR 12-Month
+0.30%, 0.532%, 9/20/66	11,443,325	11,279,945
+0.28%, 0.647%, 12/20/66	22,027,315	21,615,864
+0.30%, 0.756%, 1/20/67	65,316,496	64,066,848
+0.31%, 0.766%, 1/20/67	25,111,428	24,636,418
+0.30%, 0.756%, 1/20/67	66,516,921	65,231,116
+0.25%, 1.198%, 2/20/67	11,602,371	11,367,368
+0.20%, 1.148%, 3/20/67	2,350,963	2,301,145
+0.30%, 0.579%, 4/20/67	16,362,543	16,070,982
+0.20%, 0.481%, 5/20/67	27,818,272	27,457,886
+0.30%, 0.581%, 5/20/67	13,321,087	13,187,340
+0.20%, 0.481%, 6/20/67	65,724,516	64,813,062
+0.30%, 0.581%, 6/20/67	15,003,695	14,852,695
+0.20%, 0.445%, 8/20/67	15,432,588	15,187,601
+0.27%, 0.502%, 9/20/67	45,800,243	45,102,664
+0.25%, 0.482%, 9/20/67	16,310,679	16,054,574
+0.25%, 0.478%, 10/20/67	31,647,181	31,092,526
+0.23%, 0.458%, 10/20/67	104,230,306	102,334,503
+0.23%, 0.458%, 10/20/67	48,950,273	48,063,588
+0.22%, 0.448%, 10/20/67	22,074,574	21,677,821
+0.20%, 0.435%, 11/20/67	11,683,944	11,444,178
+0.22%, 0.455%, 11/20/67	15,655,398	15,345,042
+0.22%, 0.455%, 11/20/67	87,689,860	85,910,326
+0.06%, 0.643%, 12/20/67	35,278,799	34,275,494
+0.18%, 0.547%, 12/20/67	24,158,543	23,614,314
+0.16%, 0.527%, 12/20/67	19,403,744	18,947,071
+0.15%, 0.606%, 12/20/67	25,876,317	25,237,102
+0.15%, 0.606%, 1/20/68	11,183,410	10,904,852
+0.08%, 0.663%, 1/20/68	31,222,740	30,402,521

	Par Value	Value
+0.06%, 0.643%, 1/20/68	$66,842,443	$ 64,969,123
+0.10%, 0.683%, 2/20/68	53,361,669	51,767,820
+0.15%, 0.733%, 2/20/68	23,719,063	23,107,778
+0.10%, 0.683%, 2/20/68	29,900,256	29,046,927
+0.04%, 0.988%, 2/20/68	34,277,639	33,343,676
+0.07%, 1.018%, 2/20/68	32,826,532	31,962,350
+0.05%, 0.297%, 2/20/68	17,267,987	16,943,797
+0.05%, 0.998%, 2/20/68	2,501,718	2,434,897
+0.06%, 1.008%, 3/20/68	8,660,082	8,396,028
+0.05%, 0.329%, 3/20/68	39,165,127	38,174,864
+0.03%, 0.309%, 3/20/68	11,594,984	11,278,488
+0.04%, 0.988%, 3/20/68	56,555,857	55,039,340
+0.04%, 0.988%, 3/20/68	20,025,122	19,402,198
+0.02%, 0.299%, 4/20/68	15,128,878	14,644,188
+0.05%, 0.329%, 4/20/68	24,678,563	23,930,835
+0.05%, 0.329%, 4/20/68	25,335,506	24,563,384
+0.04%, 0.321%, 5/20/68	25,534,678	24,945,596
+0.15%, 0.431%, 6/20/68	24,991,369	24,521,956
+0.25%, 0.497%, 7/20/68	24,668,471	24,289,566
+0.12%, 0.352%, 8/20/68	22,624,816	22,164,716
+0.10%, 0.328%, 10/20/68	41,834,496	40,791,850
+0.22%, 0.455%, 11/20/68	19,598,174	19,150,973
+0.30%, 0.535%, 11/20/68	24,165,339	23,740,711
+0.40%, 1.348%, 2/20/69	20,501,872	20,189,159
+0.40%, 0.628%, 10/20/69	12,615,828	12,595,557
+0.40%, 0.635%, 10/20/69	19,663,044	19,631,576
+0.50%, 0.735%, 11/20/69	41,475,779	41,064,650
		3,563,362,328
Federal Agency Mortgage Pass-Through: 32.5%
Fannie Mae, 15 Year
6.00%, 4/1/22 - 3/1/23	122,782	123,488
5.50%, 5/1/23 - 7/1/25	5,000,483	5,082,448
5.00%, 9/1/25	3,321,193	3,385,430
4.00%, 9/1/25 - 11/1/33	178,045,690	182,761,484
3.50%, 9/1/28 - 2/1/31	89,528,555	91,812,228
4.50%, 3/1/29	3,974,851	4,084,791
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	147,082,802	152,766,195
4.00%, 9/1/30 - 3/1/37	690,651,801	717,320,214
3.50%, 11/1/35 - 4/1/37	100,553,932	101,491,788
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	45,482,266	50,141,716
7.00%, 4/1/32 - 2/1/39	4,010,340	4,534,041
6.50%, 12/1/32 - 8/1/39	18,338,500	20,092,256
5.50%, 2/1/33 - 11/1/39	66,046,465	72,069,980
4.50%, 11/1/35 - 11/1/48	674,626,775	712,685,498
5.00%, 7/1/37 - 3/1/49	46,691,842	49,509,068
4.00%, 10/1/40 - 2/1/47	160,386,309	166,787,677
3.50%, 3/1/50	14,967,217	14,800,217
2.50%, 6/1/50 - 8/1/51	2,390,969,588	2,288,456,506
2.00%, 6/1/50 - 2/1/51	2,643,793,718	2,462,412,565
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	71,859,569	76,745,724
Fannie Mae, Hybrid ARM
2.214%, 10/1/33(b)	593,478	623,035
2.044%, 7/1/34(b)	605,615	619,095
1.65%, 8/1/34(b)	782,613	803,914
2.143%, 8/1/34(b)	74,716	75,106
2.081%, 9/1/34(b)	650,692	680,049
1.61%, 10/1/34(b)	457,906	467,009
2.192%, 1/1/35(b)	423,101	426,714
1.62%, 1/1/35(b)	336,513	337,435
1.698%, 4/1/35(b)	588,058	600,288
2.00%, 6/1/35 - 7/1/35(b)	808,220	836,744

3 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
March 31, 2022
Debt Securities (continued)
	Par Value	Value
1.721%, 7/1/35(b)	$264,508	$ 271,470
1.812%, 7/1/35(b)	83,232	83,512
1.712%, 7/1/35(b)	190,350	190,972
2.006%, 8/1/35(b)	488,188	506,432
1.628%, 8/1/35(b)	1,216,996	1,261,844
1.545%, 8/1/35(b)	380,940	384,702
2.017%, 9/1/35(b)	368,384	370,581
1.746%, 10/1/35(b)	612,983	627,413
1.998%, 10/1/35(b)	192,553	192,739
1.854%, 11/1/35(b)	423,990	438,376
1.874%, 12/1/35(b)	50,142	50,114
1.975%, 1/1/36(b)	895,162	928,695
1.869%, 1/1/36(b)	639,944	657,306
2.446%, 1/1/36(b)	3,981,503	4,136,387
1.977%, 11/1/36(b)	568,782	585,743
2.245%, 12/1/36(b)	544,466	566,219
2.06%, 12/1/36(b)	420,308	422,211
1.829%, 1/1/37(b)	693,538	716,987
2.356%, 2/1/37(b)	752,395	773,424
2.225%, 4/1/37(b)	160,377	168,971
2.003%, 8/1/37(b)	69,342	70,219
1.733%, 11/1/37(b)	230,978	230,746
2.188%, 5/1/38(b)	1,115,498	1,177,495
2.033%, 5/1/38 - 4/1/44(b)	40,028,905	41,655,239
2.131%, 9/1/38(b)	100,510	100,912
1.787%, 10/1/38(b)	1,251,211	1,297,660
1.997%, 10/1/38(b)	213,930	214,306
2.039%, 10/1/38(b)	217,791	223,488
2.013%, 6/1/39(b)	148,049	153,782
2.028%, 12/1/39(b)	421,977	421,892
1.972%, 4/1/42(b)	1,869,329	1,938,949
1.92%, 9/1/42(b)	889,042	916,982
1.937%, 11/1/42 - 4/1/46(b)	9,788,866	10,029,046
2.248%, 12/1/42(b)	5,424,660	5,572,234
1.868%, 2/1/43(b)	2,981,383	3,064,229
2.07%, 2/1/43(b)	676,824	709,121
2.295%, 5/1/43(b)	1,262,397	1,279,852
1.72%, 6/1/43(b)	191,955	192,660
1.731%, 9/1/43(b)	355,232	360,675
1.81%, 9/1/43 - 12/1/43(b)	2,903,676	2,980,266
3.27%, 9/1/43(b)	725,857	742,325
1.87%, 10/1/43(b)	7,577,262	7,809,763
1.78%, 11/1/43(b)	3,997,951	4,102,718
2.84%, 11/1/43(b)	5,192,235	5,284,452
2.05%, 2/1/44(b)	197,760	197,835
2.042%, 2/1/44(b)	2,251,175	2,304,478
1.941%, 2/1/44(b)	1,290,057	1,320,878
1.931%, 4/1/44(b)	1,976,596	2,025,301
1.901%, 4/1/44(b)	1,396,297	1,437,072
3.105%, 4/1/44(b)	4,545,027	4,625,660
1.962%, 4/1/44(b)	5,529,341	5,701,719
1.888%, 5/1/44(b)	1,780,907	1,832,356
1.948%, 5/1/44 - 4/1/45(b)	14,864,166	15,215,791
1.815%, 7/1/44 - 10/1/44(b)	1,920,802	1,974,125
1.841%, 7/1/44 - 11/1/44(b)	5,019,725	5,180,465
1.809%, 7/1/44(b)	3,495,443	3,612,283
1.84%, 7/1/44 - 12/1/44(b)	6,080,561	6,255,745
1.83%, 7/1/44 - 12/1/44(b)	16,843,351	17,338,699
1.818%, 8/1/44 - 11/1/44(b)	5,852,464	6,023,223
1.816%, 8/1/44(b)	5,307,363	5,471,759
1.887%, 9/1/44(b)	3,541,629	3,659,683
1.925%, 9/1/44(b)	7,305,256	7,533,009
1.82%, 10/1/44 - 10/1/44(b)	4,376,906	4,498,910
1.826%, 10/1/44(b)	2,417,148	2,486,319

	Par Value	Value
1.824%, 10/1/44(b)	$6,083,431	$ 6,264,830
1.806%, 10/1/44(b)	2,077,778	2,138,024
1.86%, 10/1/44(b)	1,511,456	1,556,789
1.85%, 10/1/44 - 12/1/44(b)	12,113,251	12,461,886
1.814%, 11/1/44 - 12/1/44(b)	10,319,215	10,585,751
1.892%, 11/1/44(b)	1,190,799	1,225,536
1.836%, 1/1/45(b)	1,655,783	1,698,424
1.906%, 2/1/45(b)	2,734,322	2,801,964
3.018%, 3/1/45(b)	31,419,976	32,270,355
2.09%, 3/1/45(b)	1,358,157	1,389,347
2.682%, 4/1/45(b)	781,224	805,830
2.595%, 8/1/45(b)	3,043,413	3,138,426
2.594%, 8/1/45(b)	1,871,825	1,931,984
2.826%, 10/1/45 - 4/1/46(b)	11,153,213	11,472,350
2.521%, 11/1/45(b)	4,302,763	4,429,065
2.604%, 3/1/46(b)	605,878	616,101
2.841%, 4/1/46(b)	2,342,028	2,406,728
3.002%, 4/1/46(b)	752,668	772,441
2.766%, 4/1/46(b)	1,846,244	1,889,985
1.919%, 5/1/46(b)	2,314,726	2,375,984
2.804%, 6/1/46(b)	715,795	734,488
2.488%, 6/1/46(b)	927,602	937,506
2.624%, 7/1/46(b)	658,197	672,843
2.257%, 12/1/46(b)	2,676,359	2,688,671
2.988%, 6/1/47(b)	3,329,779	3,384,172
3.186%, 6/1/47(b)	4,713,222	4,803,322
3.208%, 7/1/47(b)	5,735,678	5,845,088
3.064%, 7/1/47(b)	2,446,926	2,488,269
3.157%, 8/1/47(b)	805,612	820,873
2.97%, 8/1/47(b)	1,326,636	1,346,617
3.229%, 8/1/47(b)	1,591,665	1,623,029
2.677%, 8/1/47(b)	6,379,934	6,575,342
3.041%, 10/1/47(b)	1,147,624	1,163,158
2.838%, 10/1/47(b)	1,775,812	1,797,334
2.827%, 11/1/47(b)	1,634,530	1,651,226
3.035%, 11/1/47(b)	3,310,968	3,357,936
3.312%, 1/1/48(b)	912,446	929,890
3.145%, 1/1/48(b)	1,223,500	1,238,609
3.003%, 3/1/48(b)	2,739,434	2,751,412
3.194%, 4/1/48(b)	1,479,140	1,497,231
3.163%, 5/1/48(b)	17,839,484	18,053,637
3.469%, 8/1/48(b)	1,343,007	1,355,435
3.329%, 10/1/48(b)	3,394,568	3,428,834
3.667%, 11/1/48(b)	1,705,674	1,731,023
3.308%, 4/1/49(b)	1,644,239	1,660,770
3.724%, 8/1/49(b)	9,927,621	10,069,746
3.64%, 8/1/49(b)	17,089,514	17,344,523
3.598%, 8/1/49(b)	4,630,098	4,687,320
3.398%, 9/1/49(b)	14,897,995	15,099,598
3.406%, 9/1/49(b)	21,159,609	21,367,140
3.33%, 10/1/49(b)	2,584,060	2,608,294
2.847%, 1/1/50(b)	3,171,039	3,162,345
Freddie Mac, Hybrid ARM
2.029%, 9/1/33(b)	1,983,956	2,057,448
2.375%, 2/1/34 - 11/1/34(b)	1,927,209	2,002,380
2.048%, 8/1/34(b)	302,447	314,451
1.947%, 1/1/35(b)	181,818	181,817
2.475%, 2/1/35(b)	297,877	309,199
2.084%, 3/1/35 - 9/1/35(b)	796,674	811,115
2.25%, 4/1/35(b)	86,416	86,647
1.96%, 8/1/35(b)	399,877	412,811
2.12%, 8/1/35(b)	876,819	910,283
1.875%, 10/1/35 - 11/1/44(b)	5,564,315	5,747,816
2.37%, 1/1/36(b)	1,021,334	1,066,137

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)
March 31, 2022
Debt Securities (continued)
	Par Value	Value
1.79%, 1/1/36 - 8/1/36(b)	$1,782,324	$ 1,839,909
1.806%, 1/1/36(b)	374,557	386,670
2.138%, 4/1/36(b)	1,023,142	1,071,523
2.072%, 12/1/36(b)	581,188	597,633
2.052%, 1/1/37(b)	631,050	631,216
1.979%, 3/1/37(b)	776,574	775,394
1.928%, 4/1/37(b)	490,143	491,254
1.768%, 4/1/37(b)	499,982	520,311
2.335%, 10/1/37(b)	96,442	101,657
2.374%, 1/1/38(b)	139,584	140,037
1.565%, 2/1/38(b)	199,452	200,709
2.013%, 4/1/38(b)	641,673	664,925
2.135%, 4/1/38(b)	1,380,507	1,440,803
2.184%, 5/1/38(b)	129,620	134,488
1.959%, 6/1/38(b)	447,835	458,576
1.989%, 10/1/38(b)	147,419	147,796
2.025%, 10/1/38(b)	1,007,073	1,047,514
2.102%, 11/1/39(b)	574,881	599,434
2.128%, 7/1/43(b)	516,501	536,403
1.992%, 8/1/43(b)	5,576,734	5,722,280
1.89%, 10/1/43(b)	459,409	472,507
1.909%, 1/1/44(b)	1,324,375	1,356,376
1.971%, 1/1/44 - 1/1/45(b)	3,195,135	3,264,658
1.967%, 2/1/44(b)	2,546,983	2,604,394
2.085%, 4/1/44(b)	934,710	961,972
1.968%, 4/1/44(b)	1,621,614	1,679,236
1.949%, 5/1/44(b)	26,892,485	27,631,138
1.907%, 6/1/44(b)	3,263,192	3,360,232
1.87%, 6/1/44 - 12/1/44(b)	16,178,712	16,611,664
1.876%, 7/1/44(b)	909,607	934,096
1.88%, 7/1/44 - 1/1/45(b)	24,801,429	25,441,875
1.866%, 8/1/44(b)	2,193,314	2,261,764
2.002%, 8/1/44(b)	1,942,136	1,999,500
1.86%, 8/1/44 - 11/1/44(b)	4,429,051	4,545,871
1.872%, 9/1/44(b)	1,945,943	2,004,165
1.861%, 10/1/44(b)	4,318,572	4,434,827
1.858%, 11/1/44(b)	1,397,501	1,436,689
1.868%, 11/1/44(b)	2,359,841	2,419,796
1.85%, 11/1/44 - 11/1/44(b)	8,206,065	8,407,700
1.864%, 11/1/44 - 8/1/51(b)	267,956,044	259,454,357
1.877%, 12/1/44(b)	4,033,735	4,130,827
1.892%, 1/1/45(b)	4,381,225	4,479,693
1.885%, 1/1/45(b)	1,642,479	1,678,453
1.891%, 1/1/45(b)	3,869,258	3,980,327
1.997%, 2/1/45(b)	2,635,728	2,692,901
2.088%, 4/1/45(b)	1,684,586	1,728,553
2.568%, 5/1/45(b)	7,560,793	7,801,056
2.774%, 6/1/45(b)	1,014,160	1,046,429
2.687%, 8/1/45(b)	8,484,244	8,731,995
2.751%, 8/1/45(b)	641,144	663,104
2.58%, 8/1/45(b)	1,764,097	1,816,810
2.828%, 9/1/45(b)	2,184,930	2,250,132
2.697%, 5/1/46(b)	4,263,914	4,336,335
2.51%, 5/1/46(b)	41,056,775	42,107,217
2.586%, 7/1/46(b)	5,340,015	5,419,662
2.558%, 9/1/46(b)	10,989,405	11,114,469
3.093%, 6/1/47(b)	1,843,156	1,870,390
3.064%, 8/1/47(b)	1,829,562	1,853,297
3.193%, 10/1/47(b)	1,460,182	1,479,606
3.236%, 11/1/47(b)	369,189	372,586
3.606%, 2/1/49(b)	4,533,829	4,580,706
Freddie Mac Gold, 15 Year
6.00%, 3/1/23 - 11/1/23	275,246	279,252
5.50%, 12/1/24	14,779	14,931

	Par Value	Value
4.50%, 3/1/25 - 6/1/26	$1,855,394	$ 1,904,774
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	695,495	747,132
4.50%, 5/1/30 - 1/1/34	38,762,099	40,336,711
4.00%, 9/1/31 - 10/1/35	180,978,521	188,416,998
3.50%, 7/1/35 - 1/1/36	64,313,404	65,163,859
Freddie Mac Gold, 30 Year
7.00%, 4/1/31 - 11/1/38	1,283,205	1,380,309
6.50%, 12/1/32 - 10/1/38	4,551,335	5,028,823
6.00%, 12/1/33 - 2/1/39	7,472,154	8,214,579
5.50%, 3/1/34 - 12/1/38	22,415,868	24,536,573
4.50%, 3/1/39 - 10/1/47	454,246,840	480,676,375
4.00%, 11/1/45 - 11/1/47	106,103,735	110,276,162
Freddie Mac Pool, 30 Year
7.00%, 11/1/37	5,336	6,062
4.50%, 7/1/42	4,385,780	4,662,426
2.50%, 5/1/50 - 11/1/51	1,731,123,697	1,657,269,579
2.00%, 6/1/50 - 12/1/50	3,603,252,312	3,355,721,668
Ginnie Mae, 20 Year
4.00%, 1/20/35	2,956,341	3,040,858
Ginnie Mae, 30 Year
7.50%, 12/15/23 - 5/15/25	119,375	122,811
7.00%, 5/15/28	65,716	69,009
UMBS TBA, 30 Year
3.50%, 5/1/49(c)	1,777,946,000	1,774,869,833
3.00%, 4/1/52 - 5/1/52(c)	5,852,034,000	5,722,071,575
		21,595,834,903
Private Label CMO & REMIC: 0.0%*
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(a)	2,124,016	2,232,449
Seasoned Credit Risk Transfer Trust 2017-4
Series 2017-4 M45T, 4.50%, 6/25/57	12,193,931	12,577,959
		14,810,408
		25,174,007,639
		29,470,553,964
Corporate: 36.5%
Financials: 13.0%
Bank of America Corp.
3.004%, 12/20/23(d)	230,556,000	231,138,124
4.20%, 8/26/24	161,580,000	165,507,073
4.25%, 10/22/26	183,292,000	188,657,411
2.496%, 2/13/31(d)	74,640,000	68,606,849
3.846%, 3/8/37(d)	185,070,000	177,227,009
Barclays PLC (United Kingdom)
4.375%, 9/11/24	236,829,000	239,931,540
5.20%, 5/12/26	7,715,000	8,021,748
4.836%, 5/9/28	69,894,000	71,367,049
BNP Paribas SA (France)
4.25%, 10/15/24	377,926,000	386,379,766
4.375%, 9/28/25(a)	94,549,000	95,458,702
4.375%, 5/12/26(a)	133,514,000	135,290,686
4.625%, 3/13/27(a)	277,240,000	283,527,235
Boston Properties, Inc.
3.80%, 2/1/24	63,389,000	64,268,946
3.20%, 1/15/25	46,635,000	46,608,696
3.65%, 2/1/26	28,645,000	29,020,043
4.50%, 12/1/28	59,475,000	62,726,841
2.90%, 3/15/30	18,048,000	17,079,561
3.25%, 1/30/31	108,540,000	104,971,919
Capital One Financial Corp.
3.50%, 6/15/23	101,627,000	102,796,843
3.75%, 4/24/24	14,520,000	14,731,622

5 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
March 31, 2022
Debt Securities (continued)
	Par Value	Value
3.20%, 2/5/25	$45,441,000	$ 45,481,549
4.20%, 10/29/25	125,944,000	128,822,808
2.636%, 3/3/26(d)	36,790,000	35,999,044
3.75%, 7/28/26	11,885,000	11,943,227
Citigroup, Inc.
3.50%, 5/15/23	72,075,000	72,816,962
4.00%, 8/5/24	30,990,000	31,679,227
4.45%, 9/29/27	46,199,000	47,651,329
4.412%, 3/31/31(d)	88,860,000	92,250,423
6.625%, 6/15/32	1,650,000	1,994,004
3.785%, 3/17/33(d)	136,715,000	135,529,491
USD LIBOR 3-Month
+ 6.37%, 6.669%, 10/30/40(e)	423,267,200	463,900,851
Goldman Sachs Group, Inc.
3.615%, 3/15/28(d)	532,975,000	533,001,649
HSBC Holdings PLC (United Kingdom)
3.95%, 5/18/24(d)	132,355,000	133,656,480
.976%, 5/24/25(d)	155,274,000	147,407,923
4.30%, 3/8/26	114,950,000	117,947,321
4.95%, 3/31/30	65,743,000	70,213,846
2.848%, 6/4/31(d)	105,275,000	97,298,407
2.357%, 8/18/31(d)	32,125,000	28,492,048
4.762%, 3/29/33(d)	156,300,000	160,626,096
6.50%, 5/2/36	223,527,000	271,010,054
6.50%, 9/15/37	189,027,000	230,170,942
6.80%, 6/1/38	10,598,000	13,232,026
JPMorgan Chase & Co.
4.125%, 12/15/26	118,674,000	122,802,015
4.25%, 10/1/27	130,835,000	135,088,484
8.75%, 9/1/30(e)	80,637,000	108,391,567
2.739%, 10/15/30(d)	9,930,000	9,383,065
4.493%, 3/24/31(d)	364,895,000	386,766,113
2.522%, 4/22/31(d)	67,355,000	62,439,360
2.956%, 5/13/31(d)	121,783,000	113,951,948
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	216,152,000	220,865,065
4.582%, 12/10/25	44,170,000	45,079,016
4.65%, 3/24/26	54,102,000	55,347,137
3.75%, 3/18/28(d)	69,800,000	69,595,698
NatWest Group PLC (United Kingdom)
6.125%, 12/15/22	345,692,000	353,959,318
6.10%, 6/10/23	19,542,000	20,158,734
6.00%, 12/19/23	261,772,000	272,975,559
5.125%, 5/28/24	21,880,000	22,542,826
1.642%, 6/14/27(d)	251,157,000	229,612,195
UniCredit SPA (Italy)
7.296%, 4/2/34(a)(d)	300,546,000	318,333,451
5.459%, 6/30/35(a)(d)	138,975,000	132,797,144
Unum Group
7.25%, 3/15/28	18,694,000	21,760,160
6.75%, 12/15/28	8,052,000	9,230,520
Wells Fargo & Co.
4.10%, 6/3/26	128,880,000	132,116,530
4.30%, 7/22/27	157,735,000	163,784,965
2.879%, 10/30/30(d)	46,670,000	44,356,969
2.572%, 2/11/31(d)	43,705,000	40,602,795
5.013%, 4/4/51(d)	123,342,000	146,378,642
		8,602,762,646
Industrials: 21.9%
AbbVie, Inc.
4.05%, 11/21/39	152,385,000	156,561,411
4.25%, 11/21/49	7,790,000	8,083,814

	Par Value	Value
Anheuser-Busch InBev SA/NV (Belgium)
5.55%, 1/23/49	$111,244,000	$135,637,105
4.60%, 6/1/60	32,820,000	34,882,681
AT&T, Inc.
2.75%, 6/1/31	104,270,000	97,771,776
8.75%, 11/15/31	100,018,000	137,472,348
2.55%, 12/1/33	12,265,000	10,896,770
4.50%, 3/9/48	46,095,000	48,412,657
3.50%, 9/15/53	87,302,000	76,602,620
3.55%, 9/15/55	106,017,000	93,503,414
3.80%, 12/1/57	76,380,000	69,684,529
3.65%, 9/15/59	384,591,000	337,260,382
Bayer AG (Germany)
3.875%, 12/15/23(a)	298,635,000	301,713,763
4.25%, 12/15/25(a)	44,030,000	44,769,052
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	51,400,000	46,119,775
2.726%, 3/25/31	71,660,000	63,153,877
4.742%, 3/16/32	270,365,000	271,963,211
3.734%, 9/25/40	22,010,000	18,033,376
4.54%, 8/15/47	29,496,000	26,321,852
3.984%, 9/25/50	99,463,000	80,603,641
5.65%, 3/16/52	53,500,000	54,274,488
Burlington Northern Santa Fe LLC(f)
5.72%, 1/15/24	3,261,535	3,363,748
5.629%, 4/1/24	6,024,155	6,146,976
5.342%, 4/1/24	1,291,573	1,315,231
5.996%, 4/1/24	16,395,742	17,011,347
3.442%, 6/16/28(a)	67,935,845	69,273,454
Cemex SAB de CV (Mexico)
7.375%, 6/5/27(a)	88,919,000	95,143,330
5.45%, 11/19/29(a)	87,667,000	88,654,130
5.20%, 9/17/30(a)	214,252,000	213,180,740
3.875%, 7/11/31(a)	123,650,000	112,831,862
Charter Communications, Inc.
4.908%, 7/23/25	108,025,000	112,023,127
4.50%, 5/1/32	78,230,000	71,556,981
4.40%, 4/1/33	40,615,000	40,494,877
4.50%, 6/1/33(a)	222,485,000	199,680,288
4.25%, 1/15/34(a)	90,430,000	78,538,003
6.55%, 5/1/37	45,728,000	52,588,560
6.75%, 6/15/39	122,432,000	141,954,233
6.484%, 10/23/45	453,635,000	516,410,513
5.375%, 5/1/47	56,740,000	58,095,577
5.75%, 4/1/48	208,915,000	222,104,888
4.80%, 3/1/50	9,905,000	9,408,853
5.25%, 4/1/53	131,265,000	132,150,294
Cigna Corp.
4.125%, 11/15/25	47,075,000	48,520,184
7.875%, 5/15/27	26,556,000	32,065,386
4.375%, 10/15/28	64,256,000	67,592,227
Coca-Cola Co.
1.65%, 6/1/30	188,545,000	169,126,398
Cox Enterprises, Inc.
3.85%, 2/1/25(a)	218,525,000	220,889,161
3.35%, 9/15/26(a)	138,027,000	137,213,135
3.50%, 8/15/27(a)	71,927,000	71,551,887
CRH PLC (Ireland)
3.875%, 5/18/25(a)	61,144,000	62,050,184
CSX Corp.
6.251%, 1/15/23	9,050,206	9,307,703
CVS Health Corp.

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 6

Portfolio of Investments (unaudited)
March 31, 2022
Debt Securities (continued)
	Par Value	Value
4.30%, 3/25/28	$32,995,000	$ 34,515,371
3.75%, 4/1/30	82,424,000	83,865,573
4.78%, 3/25/38	132,231,000	144,507,081
4.125%, 4/1/40	57,090,000	58,081,671
Dell Technologies, Inc.
5.45%, 6/15/23	3,996,000	4,116,451
6.02%, 6/15/26	29,345,000	31,787,345
6.10%, 7/15/27	37,510,000	41,208,119
Dillard's, Inc.
7.875%, 1/1/23	275,000	280,926
7.75%, 7/15/26	20,806,000	22,471,464
7.75%, 5/15/27	12,723,000	13,931,920
7.00%, 12/1/28	27,945,000	30,781,746
Dow, Inc.
7.375%, 11/1/29	29,568,000	36,988,706
9.40%, 5/15/39	76,250,000	121,463,186
5.25%, 11/15/41	24,024,000	27,410,112
Elanco Animal Health, Inc.
5.772%, 8/28/23	43,545,000	44,960,213
6.40%, 8/28/28	98,467,000	105,607,827
Exxon Mobil Corp.
2.61%, 10/15/30	102,155,000	98,463,074
4.227%, 3/19/40	121,585,000	130,738,883
FedEx Corp.
5.25%, 5/15/50	132,190,000	153,089,864
Ford Motor Credit Co. LLC(f)
4.25%, 9/20/22	8,142,000	8,192,155
3.087%, 1/9/23	12,000,000	12,015,000
4.14%, 2/15/23	154,061,000	155,090,127
4.375%, 8/6/23	131,856,000	133,045,341
3.81%, 1/9/24	43,414,000	43,343,452
4.063%, 11/1/24	139,520,000	139,100,045
5.125%, 6/16/25	61,494,000	62,723,880
4.134%, 8/4/25	39,675,000	39,630,366
3.375%, 11/13/25	219,940,000	214,979,253
4.389%, 1/8/26	19,000,000	18,950,790
2.70%, 8/10/26	212,950,000	198,045,630
4.95%, 5/28/27	61,750,000	62,787,400
HCA Healthcare, Inc.
5.25%, 6/15/26	11,007,000	11,617,948
3.125%, 3/15/27(a)	40,844,000	39,908,373
4.125%, 6/15/29	39,705,000	40,471,414
3.625%, 3/15/32(a)	188,872,000	185,086,025
5.125%, 6/15/39	19,235,000	20,742,136
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(a)	597,692,000	602,826,563
3.50%, 7/26/26(a)	2,150,000	2,102,966
3.875%, 7/26/29(a)	202,125,000	198,276,027
Kinder Morgan, Inc.
6.50%, 2/1/37	50,356,000	58,877,292
6.95%, 1/15/38	96,214,000	120,321,357
6.50%, 9/1/39	71,826,000	84,775,329
5.00%, 8/15/42	77,997,000	79,840,346
5.00%, 3/1/43	73,148,000	75,235,410
5.50%, 3/1/44	81,304,000	88,410,945
5.40%, 9/1/44	68,607,000	73,853,260
5.20%, 3/1/48	17,277,000	18,777,520
LyondellBasell Industries NV (Netherlands)
4.20%, 5/1/50	34,310,000	33,886,329
Macy's, Inc.
6.70%, 7/15/34(a)	55,190,000	58,915,325
4.50%, 12/15/34	11,932,000	10,172,030
Microchip Technology, Inc.

	Par Value	Value
.983%, 9/1/24(a)	$22,155,000	$ 20,975,703
Nordstrom, Inc.
6.95%, 3/15/28	19,907,000	21,723,514
Occidental Petroleum Corp.
2.90%, 8/15/24	209,901,000	208,326,743
3.20%, 8/15/26	61,615,000	60,536,738
3.50%, 8/15/29	150,285,000	148,030,725
4.30%, 8/15/39	10,695,000	10,106,775
Oracle Corp.
2.95%, 4/1/30	130,470,000	120,366,736
3.60%, 4/1/40	28,275,000	24,528,177
3.60%, 4/1/50	32,153,000	26,666,486
Prosus NV(f) (Netherlands)
4.85%, 7/6/27(a)	195,473,000	189,557,987
3.68%, 1/21/30(a)	190,546,000	166,933,540
3.061%, 7/13/31(a)	480,765,000	399,364,024
4.193%, 1/19/32(a)	42,850,000	37,702,859
4.987%, 1/19/52(a)	336,185,000	285,823,784
RELX PLC (United Kingdom)
4.00%, 3/18/29	58,740,000	60,252,192
TC Energy Corp. (Canada)
5.625%, 5/20/75(d)(e)	270,096,000	270,177,029
5.875%, 8/15/76(d)(e)	186,751,000	188,764,176
5.30%, 3/15/77(d)(e)	287,866,000	283,548,010
5.50%, 9/15/79(d)(e)	154,028,000	153,719,944
5.60%, 3/7/82(d)(e)	68,625,000	69,377,816
Telecom Italia SPA (Italy)
5.303%, 5/30/24(a)	360,336,000	363,038,520
7.20%, 7/18/36	69,968,000	68,043,880
7.721%, 6/4/38	175,032,000	178,498,509
The Walt Disney Co.
6.65%, 11/15/37	75,362,000	100,362,592
The Williams Companies, Inc.
3.50%, 11/15/30	109,165,000	107,927,592
T-Mobile U.S., Inc.
2.25%, 2/15/26(a)	109,975,000	103,629,443
3.375%, 4/15/29(a)	111,555,000	106,103,307
3.875%, 4/15/30	166,820,000	167,460,445
3.50%, 4/15/31(a)	111,490,000	104,909,860
4.375%, 4/15/40	51,475,000	51,693,407
4.50%, 4/15/50	30,705,000	31,062,894
3.40%, 10/15/52(a)	94,035,000	79,971,138
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(a)	152,925,000	155,218,875
5.25%, 6/6/29(a)	221,190,000	218,436,184
Union Pacific Corp.
6.061%, 1/17/23	1,208,533	1,230,442
4.698%, 1/2/24	96,738	98,690
5.082%, 1/2/29	1,885,770	1,998,119
5.866%, 7/2/30	14,791,126	16,267,928
6.176%, 1/2/31	15,071,960	16,982,856
Verizon Communications, Inc.
4.272%, 1/15/36	164,849,000	173,666,475
VMware, Inc.
.60%, 8/15/23	50,075,000	48,664,840
1.40%, 8/15/26	83,510,000	76,666,427
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	212,225,000	234,343,089
Zoetis, Inc.
4.50%, 11/13/25	101,339,000	105,748,478
		14,508,742,333
Utilities: 1.6%
Dominion Energy

7 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
March 31, 2022
Debt Securities (continued)
	Par Value	Value
1.45%, 4/15/26	$30,710,000	$ 28,553,964
3.375%, 4/1/30	23,545,000	23,227,566
5.75%, 10/1/54(d)(e)	238,611,000	242,112,862
Enel SPA (Italy)
6.80%, 9/15/37(a)	144,924,000	183,906,873
6.00%, 10/7/39(a)	161,210,000	190,707,387
The Southern Co.
4.00%, 1/15/51(d)(e)	296,814,000	287,167,545
3.75%, 9/15/51(d)(e)	134,716,000	124,214,888
		1,079,891,085
		24,191,396,064
Total Debt Securities (Cost $69,848,842,030)		$68,375,967,668
Exchange Traded Funds: 1.0%
	Shares	Value
Corporate: 1.0%
iShares iBoxx $ Investment Grade Corporate Bond	5,599,818	$677,241,989
Total Exchange Traded Funds (Cost $673,203,570)		$677,241,989
Short-Term Investments: 6.9%
	Par Value/ Shares	Value
Repurchase Agreements: 6.5%
Fixed Income Clearing Corporation(g) 0.05%, dated 3/31/22, due 4/1/22, maturity value $4,324,581,006	$4,324,575,000	$ 4,324,575,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	265,408,139	265,408,139
Total Short-Term Investments (Cost $4,589,983,139)		$ 4,589,983,139
Total Investments In Securities (Cost $75,112,028,739)	111.0%	$73,643,192,796
Other Assets Less Liabilities	(11.0)%	(7,319,007,483)
Net Assets	100.0%	$66,324,185,313
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.
(c)	The security was purchased on a to-be-announced (TBA) when-issued basis.
(d)	Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.
(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Subsidiary (see below)
(g)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.125%-2.625%, 11/15/22-6/30/23, U.S. Treasury Inflation Indexed Notes 0.125%-0.625%, 1/15/23-4/15/23, Treasury Bills 0.00%, 9/29/22-3/23/23, and U.S. Treasury Floating Rate Notes 0.655%, 1/31/23. Total collateral value is $4,411,066,723.
*	Rounds to 0.0%.
Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
In determining a parent company’s country designation, the Fund generally references the country of incorporation.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 8

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■	Level 1: Unadjusted quoted prices in active markets for identical securities
■	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2022:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$ —	$11,662,872,750
Government-Related	—	3,051,144,890
Securitized	—	29,470,553,964
Corporate	—	24,191,396,064
Exchange Traded Funds
Corporate	677,241,989	—
Short-Term Investments
Repurchase Agreements	—	4,324,575,000
Money Market Fund	265,408,139	—
Total Securities	$942,650,128	$72,700,542,668
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
9 / Dodge & Cox Income Fund

DODGE & COX GLOBAL BOND FUND
March 31, 2022
Consolidated Portfolio of Investments (unaudited)
Debt Securities: 100.6%
		Par Value	Value
Government: 27.6%
Brazil Government (Brazil)
10.00%, 1/1/25	BRL	119,962,000	$ 24,369,865
10.00%, 1/1/27	BRL	122,170,000	24,361,084
Colombia Government (Colombia)
3.30%, 3/17/27(a)	COP	39,843,892,310	10,544,414
7.25%, 10/18/34	COP	131,829,700,000	28,615,008
Hungary Government (Hungary)
5.50%, 6/24/25	HUF	2,950,000,000	8,641,501
India Government (India)
5.63%, 4/12/26	INR	1,355,820,000	17,645,125
Indonesia Government (Indonesia)
8.25%, 5/15/36	IDR	530,189,000,000	40,068,055
Japan Government (Japan)
0.10%, 12/20/24	JPY	2,874,600,000	23,693,545
Malaysia Government (Malaysia)
3.899%, 11/16/27	MYR	69,185,000	16,724,473
4.893%, 6/8/38	MYR	57,968,000	14,468,254
Mexico Government (Mexico)
2.00%, 6/9/22(a)	MXN	331,444,121	16,598,035
5.75%, 3/5/26	MXN	425,351,900	19,449,424
4.00%, 11/30/28(a)	MXN	370,419,591	19,008,354
8.00%, 11/7/47	MXN	592,580,400	28,384,571
Norway Government (Norway)
3.00%, 3/14/24(b)	NOK	201,752,000	23,266,689
Peru Government (Peru)
6.15%, 8/12/32	PEN	81,438,000	21,320,415
Poland Government (Poland)
3.25%, 7/25/25	PLN	78,404,000	17,296,231
Russia Government (Russia)
7.40%, 7/17/24	RUB	1,032,900,000	635,631
7.65%, 4/10/30	RUB	1,549,831,000	953,742
South Africa Government (South Africa)
8.25%, 3/31/32	ZAR	360,000,000	21,983,353
Thailand Government (Thailand)
1.25%, 3/12/28(a)(c)	THB	290,781,900	8,920,999
U.S. Treasury Note/Bond (United States)
0.50%, 11/30/23	USD	39,400,000	38,296,492
0.125%, 1/15/24	USD	245,000	235,746
0.375%, 4/15/24	USD	28,000,000	26,895,313
0.25%, 5/15/24	USD	27,300,000	26,093,895
0.625%, 10/15/24	USD	40,000,000	38,182,812
			516,653,026
Government-Related: 4.6%
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	2,365,000	3,040,232
6.899%, 12/1/40	USD	350,000	449,929
6.20%, 12/1/40	USD	1,425,000	1,764,869
Colombia Government International (Colombia)
5.625%, 2/26/44	USD	5,600,000	5,076,232
5.00%, 6/15/45	USD	2,100,000	1,767,381
5.20%, 5/15/49	USD	3,450,000	2,940,331
European Bank for Reconstruction & Development (Supranational)
5.15%, 2/16/24	INR	718,500,000	9,262,688
Petroleo Brasileiro SA (Brazil)
6.625%, 1/16/34	GBP	1,525,000	2,006,108
7.25%, 3/17/44	USD	3,950,000	4,118,112
6.90%, 3/19/49	USD	4,250,000	4,222,290
6.75%, 6/3/50	USD	8,850,000	8,695,125
Petroleos Mexicanos (Mexico)
4.75%, 2/26/29(c)	EUR	7,600,000	7,772,763

		Par Value	Value
6.75%, 9/21/47	USD	5,711,000	$ 4,642,472
6.35%, 2/12/48	USD	40,000	31,444
7.69%, 1/23/50	USD	24,800,000	21,669,000
6.95%, 1/28/60	USD	10,000	8,116
State of Illinois GO (United States)
5.10%, 6/1/33	USD	8,580,000	9,124,035
			86,591,127
Securitized: 19.8%
Asset-Backed: 4.8%
Other: 1.0%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(b)	USD	6,485,333	6,777,173
9.75%, 1/6/27(b)	USD	5,176,161	5,693,777
8.20%, 4/6/28(b)	USD	6,244,233	6,712,551
			19,183,501
Student Loan: 3.8%
Navient Student Loan Trust (United States)
USD LIBOR 1-Month
+1.25% Series 2016-5A A, 1.707%, 6/25/65(b)	USD	1,173,215	1,179,337
+1.35% Series 2016-3A A3, 1.807%, 6/25/65(b)	USD	19,169,198	19,522,476
+1.00% Series 2017-4A A3, 1.457%, 9/27/66(b)	USD	3,863,000	3,873,612
+0.60% Series 2021-1A A1B, 1.057%, 12/26/69(b)	USD	16,245,626	16,103,582
+0.55% Series 2021-2A A1B, 0.70%, 2/25/70(b)	USD	7,171,911	7,090,936
Navient Student Loan Trust (Private Loans) (United States)
Series 2017-A B, 3.91%, 12/16/58(b)	USD	1,445,000	1,413,196
Series 2020-A B, 3.16%, 11/15/68(b)	USD	2,000,000	1,884,861
SLM Student Loan Trust (United States)
USD LIBOR 1-Month
+0.95% Series 2012-1 A3, 1.407%, 9/25/28	USD	1,565,418	1,536,574
USD LIBOR 3-Month
+0.11% Series 2003-1 A5A, 0.936%, 12/15/32(b)	USD	2,402,634	2,264,816
+0.45% Series 2003-1 A5B, 1.276%, 12/15/32(b)	USD	862,189	827,140
SLM Student Loan Trust 2007-6 (United States)
USD LIBOR 3-Month
+0.49% Series 2007-6 A5, 0.748%, 4/27/43	USD	8,874,605	8,683,996
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(b)	USD	807,711	790,639
Series 2018-C B, 4.00%, 11/17/42(b)	USD	1,000,000	997,403
Series 2021-A APT2, 1.07%, 1/15/53(b)	USD	5,486,260	5,044,955
			71,213,523
			90,397,024
See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Bond Fund / 1

Consolidated Portfolio of Investments (unaudited)
March 31, 2022
Debt Securities (continued)
		Par Value	Value
CMBS: 0.2%
Agency CMBS: 0.2%
Freddie Mac Military Housing Trust Multifamily (United States)
6.195%, 11/25/52(b)(d)	USD	981,019	$ 1,029,612
4.657%, 11/25/55(b)(d)	USD	1,573,088	1,676,404
			2,706,016
Mortgage-Related: 14.8%
Federal Agency CMO & REMIC: 1.0%
Fannie Mae (United States)
Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	256,672	273,446
Freddie Mac (United States)
Series 4283 EW, 4.50%, 12/15/43(d)	USD	47,749	48,945
Series 4319 MA, 4.50%, 3/15/44(d)	USD	164,063	170,843
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	135,871	136,206
United States 30 Day Average SOFR
+0.82% Series 2021-H19 FM, 0.87%, 12/20/71	USD	12,506,121	12,697,967
USD LIBOR 12-Month
+0.22% Series 2017-H21 FA, 0.448%, 10/20/67	USD	394,627	387,534
USD LIBOR 1-Month
+0.52% Series 2020-H12 FH, 0.969%, 7/20/70	USD	5,398,167	5,379,915
			19,094,856
Federal Agency Mortgage Pass-Through: 13.8%
Fannie Mae, 15 Year (United States)
5.00%, 7/1/25	USD	3,485	3,587
Fannie Mae, 30 Year (United States)
4.50% 4/1/39 - 2/1/45	USD	608,669	646,828
2.50% 6/1/50 - 3/1/52	USD	40,876,780	39,146,963
2.00% 9/1/50 - 2/1/51	USD	47,357,358	44,109,614
Fannie Mae, Hybrid ARM (United States)
1.83% 8/1/44 - 9/1/44(d)	USD	71,755	73,933
Freddie Mac, Hybrid ARM (United States)
1.88%, 10/1/44(d)	USD	75,002	77,170
1.85%, 11/1/44(d)	USD	229,573	235,334
1.885%, 1/1/45(d)	USD	90,946	92,938
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	34,098	37,266
4.50% 8/1/44 - 7/1/47	USD	509,452	535,908
Freddie Mac Pool, 30 Year (United States)
2.50% 6/1/50 - 11/1/51	USD	46,851,813	44,865,459
UMBS TBA, 30 Year (United States)
3.50%, 5/1/49(e)	USD	127,652,000	127,431,139
			257,256,139
			276,350,995
			369,454,035
Corporate: 48.6%
Financials: 12.3%
Bank of America Corp. (United States)
4.25%, 10/22/26	USD	1,575,000	1,621,104
4.183%, 11/25/27	USD	13,100,000	13,356,062
6.11%, 1/29/37	USD	2,250,000	2,687,835
3.846%, 3/8/37(f)	USD	5,350,000	5,123,275
Barclays PLC (United Kingdom)
4.836%, 5/9/28	USD	9,025,000	9,215,206

		Par Value	Value
BNP Paribas SA (France)
4.375%, 9/28/25(b)	USD	3,290,000	$ 3,321,655
4.375%, 5/12/26(b)	USD	5,675,000	5,750,518
4.625%, 3/13/27(b)	USD	10,375,000	10,610,284
2.588%, 8/12/35(b)(f)	USD	3,425,000	2,973,307
Boston Properties, Inc. (United States)
3.25%, 1/30/31	USD	6,075,000	5,875,294
Citigroup, Inc. (United States)
6.625%, 6/15/32	USD	8,884,000	10,736,199
USD LIBOR 3-Month
+ 6.37%,6.669%, 10/30/40(g)	USD	7,915,125	8,674,977
Goldman Sachs Group, Inc. (United States)
3.615%, 3/15/28(f)	USD	14,550,000	14,550,728
HSBC Holdings PLC (United Kingdom)
4.762%, 3/29/33(f)	USD	5,725,000	5,883,457
6.50%, 5/2/36	USD	4,500,000	5,455,919
6.50%, 9/15/37	USD	1,100,000	1,339,428
6.00%, 3/29/40(c)	GBP	12,401,000	19,853,783
JPMorgan Chase & Co. (United States)
1.09%, 3/11/27(c)(f)	EUR	13,150,000	14,326,358
4.25%, 10/1/27	USD	1,300,000	1,342,263
4.493%, 3/24/31(f)	USD	2,125,000	2,252,368
2.522%, 4/22/31(f)	USD	2,000,000	1,854,038
2.956%, 5/13/31(f)	USD	4,150,000	3,883,141
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	USD	2,200,000	2,247,970
4.582%, 12/10/25	USD	6,600,000	6,735,828
4.65%, 3/24/26	USD	4,200,000	4,296,661
NatWest Group PLC (United Kingdom)
5.125%, 5/28/24	USD	2,650,000	2,730,278
1.642%, 6/14/27(f)	USD	11,435,000	10,454,080
3.032%, 11/28/35(f)	USD	5,525,000	4,901,688
Navient Corp. (United States)
6.125%, 3/25/24	USD	15,910,000	16,188,425
UniCredit SPA (Italy)
7.296%, 4/2/34(b)(f)	USD	1,400,000	1,482,857
5.459%, 6/30/35(b)(f)	USD	16,175,000	15,455,973
Wells Fargo & Co. (United States)
4.30%, 7/22/27	USD	5,500,000	5,710,954
2.572%, 2/11/31(f)	USD	5,100,000	4,737,999
5.606%, 1/15/44	USD	2,750,000	3,273,228
4.65%, 11/4/44	USD	550,000	584,709
			229,487,849
Industrials: 32.1%
Altria Group, Inc. (United States)
5.95%, 2/14/49	USD	21,675,000	23,464,354
Anheuser-Busch InBev SA/NV (Belgium)
5.55%, 1/23/49	USD	3,775,000	4,602,766
AT&T, Inc. (United States)
3.15%, 9/4/36	EUR	12,775,000	15,458,460
5.25%, 3/1/37	USD	6,675,000	7,587,483
Bayer AG (Germany)
3.125%, 11/12/79(c)(f)(g)	EUR	31,400,000	33,007,072
British American Tobacco PLC (United Kingdom)
3.75%, 3/23/71(c)(f)(g)	EUR	48,250,000	46,703,414
Cemex SAB de CV (Mexico)
7.375%, 6/5/27(b)	USD	1,050,000	1,123,500
5.45%, 11/19/29(b)	USD	11,275,000	11,401,956
5.20%, 9/17/30(b)	USD	11,345,000	11,288,275

2 / Dodge & Cox Global Bond Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
March 31, 2022
Debt Securities (continued)
		Par Value	Value
Charter Communications, Inc. (United States)
4.50%, 5/1/32	USD	20,175,000	$ 18,454,072
4.50%, 6/1/33(b)	USD	10,400,000	9,334,000
5.75%, 4/1/48	USD	4,250,000	4,518,325
5.25%, 4/1/53	USD	9,325,000	9,387,891
CVS Health Corp. (United States)
4.30%, 3/25/28	USD	268,000	280,349
3.75%, 4/1/30	USD	250,000	254,372
4.78%, 3/25/38	USD	2,925,000	3,196,552
5.05%, 3/25/48	USD	3,975,000	4,501,652
Elanco Animal Health, Inc. (United States)
6.40%, 8/28/28	USD	22,107,000	23,710,200
Ford Motor Credit Co. LLC(h) (United States)
4.375%, 8/6/23	USD	3,200,000	3,228,864
4.063%, 11/1/24	USD	9,780,000	9,750,562
5.125%, 6/16/25	USD	8,175,000	8,338,500
4.134%, 8/4/25	USD	1,325,000	1,323,509
3.375%, 11/13/25	USD	6,000,000	5,864,670
Grupo Televisa SAB (Mexico)
8.50%, 3/11/32	USD	1,464,000	1,923,364
6.125%, 1/31/46	USD	4,075,000	4,897,992
5.25%, 5/24/49	USD	5,800,000	6,384,427
HCA Healthcare, Inc. (United States)
3.625%, 3/15/32(b)	USD	4,750,000	4,654,785
Holcim, Ltd. (Switzerland)
7.125%, 7/15/36	USD	1,150,000	1,493,457
6.50%, 9/12/43(b)	USD	1,225,000	1,527,898
4.75%, 9/22/46(b)	USD	3,300,000	3,569,053
Imperial Brands PLC (United Kingdom)
4.875%, 6/7/32(c)	GBP	13,182,000	17,916,152
Kinder Morgan, Inc. (United States)
6.95%, 1/15/38	USD	5,300,000	6,627,967
5.00%, 8/15/42	USD	3,150,000	3,224,446
5.50%, 3/1/44	USD	2,245,000	2,441,240
5.55%, 6/1/45	USD	5,250,000	5,869,204
5.05%, 2/15/46	USD	3,925,000	4,160,982
Microchip Technology, Inc. (United States)
0.983%, 9/1/24(b)	USD	15,700,000	14,864,299
Millicom International Cellular SA (Luxembourg)
5.125%, 1/15/28(b)	USD	19,215,000	19,137,756
MTN Group, Ltd. (South Africa)
4.755%, 11/11/24(b)	USD	5,200,000	5,213,000
News Corp. (United States)
3.875%, 5/15/29(b)	USD	8,950,000	8,457,750
Occidental Petroleum Corp. (United States)
4.30%, 8/15/39	USD	750,000	708,750
6.60%, 3/15/46	USD	10,125,000	11,896,875
Oracle Corp. (United States)
3.95%, 3/25/51	USD	5,800,000	5,070,448
Prosus NV(h) (Netherlands)
2.031%, 8/3/32(b)	EUR	29,275,000	26,283,574
4.027%, 8/3/50(b)	USD	1,200,000	905,658
3.832%, 2/8/51(b)	USD	6,200,000	4,518,286
4.987%, 1/19/52(b)	USD	4,350,000	3,698,361
QVC, Inc.(h) (United States)
4.45%, 2/15/25	USD	8,950,000	8,952,596
TC Energy Corp. (Canada)
5.625%, 5/20/75(f)(g)	USD	5,425,000	5,426,628

		Par Value	Value
5.875%, 8/15/76(f)(g)	USD	1,250,000	$ 1,263,475
5.30%, 3/15/77(f)(g)	USD	28,142,000	27,719,870
5.50%, 9/15/79(f)(g)	USD	5,045,000	5,034,910
5.60%, 3/7/82(f)(g)	USD	1,900,000	1,920,843
Telecom Italia SPA (Italy)
5.303%, 5/30/24(b)	USD	3,550,000	3,576,625
7.20%, 7/18/36	USD	20,283,000	19,725,217
7.721%, 6/4/38	USD	4,100,000	4,181,201
The Williams Companies, Inc. (United States)
5.75%, 6/24/44	USD	6,547,000	7,540,389
5.10%, 9/15/45	USD	5,650,000	6,121,927
T-Mobile U.S., Inc. (United States)
7.875%, 9/15/23	USD	3,247,000	3,449,938
3.50%, 4/15/31	USD	37,675,000	35,451,421
3.50%, 4/15/31(b)	USD	2,000,000	1,881,960
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	USD	7,180,000	7,287,700
5.25%, 6/6/29(b)	USD	7,216,000	7,126,161
VMware, Inc. (United States)
1.40%, 8/15/26	USD	4,150,000	3,809,911
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(f)(g)	USD	13,750,000	15,183,025
3.00%, 8/27/80(c)(f)(g)	EUR	12,650,000	12,804,564
			600,684,883
Utilities: 4.2%
Dominion Energy (United States)
5.75%, 10/1/54(f)(g)	USD	13,394,000	13,590,571
Enel SPA (Italy)
8.75%, 9/24/73(b)(f)(g)	USD	27,036,000	29,063,700
NextEra Energy, Inc. (United States)
5.65%, 5/1/79(f)(g)	USD	8,075,000	8,288,030
The Southern Co. (United States)
4.40%, 7/1/46	USD	9,000,000	9,195,836
4.00%, 1/15/51(f)(g)	USD	1,650,000	1,596,375
USD LIBOR 3-Month
+3.63%,4.456%, 3/15/57(g)	USD	17,920,000	17,837,783
			79,572,295
			909,745,027
Total Debt Securities (Cost $2,025,356,772)			$1,882,443,215
Short-Term Investments: 3.9%
		Par Value/ Shares	Value
Repurchase Agreements: 3.5%
Fixed Income Clearing Corporation(i) 0.05%, dated 3/31/22, due 4/1/22, maturity value $65,675,091	USD	65,675,000	$ 65,675,000

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Bond Fund / 3

Consolidated Portfolio of Investments (unaudited)
March 31, 2022
Short-Term Investments (continued)
		Par Value/ Shares	Value
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	USD	7,481,183	$ 7,481,183
Total Short-Term Investments (Cost $73,156,183)			$ 73,156,183
Total Investments in Securities (Cost $2,098,512,955)		104.5%	$1,955,599,398
Other Assets Less Liabilities		(4.5)%	(85,092,112)
Net Assets		100.0%	$1,870,507,286
(a)	Inflation-linked
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(d)	Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.
(e)	The security was purchased on a to-be-announced (TBA) when-issued basis.
(f)	Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.
(g)	Hybrid security: characteristics of both a debt and equity security.
(h)	Subsidiary (see below)
(i)	Repurchase agreement is collateralized by Treasury Bills 0.00%, 9/29/22. Total collateral value is $66,988,564.
Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
In determining a parent company’s country designation, the Fund generally references the country of incorporation.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
BRL: Brazilian Real
COP: Colombian Peso
EUR: Euro
GBP: British Pound
HUF: Hungarian Forint
IDR: Indonesian Rupiah
INR: Indian Rupee
JPY: Japanese Yen
MXN: Mexican Peso
MYR: Malaysian Ringgit
NOK: Norwegian Krone
PEN: Peruvian Nuevo Sol
PLN: Polish Zloty
RUB: Russian Ruble
THB: Thai Baht
USD: United States Dollar
ZAR: South African Rand

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro-Bobl Future— Short Position	(129)	6/8/22	$(18,389,123)	$ 562,067
Euro-Bund Future— Short Position	(523)	6/8/22	(91,795,698)	4,517,852
Long-Term U.S. Treasury Bond— Short Position	(536)	6/21/22	(80,433,500)	2,519,157
UK-Gilt Future— Short Position	(287)	6/28/22	(45,705,824)	308,645
Ultra 10 Year U.S. Treasury Note Future— Short Position	(168)	6/21/22	(22,758,750)	742,546
Ultra Long-Term U.S. Treasury Bond— Short Position	(330)	6/21/22	(58,451,250)	2,277,729
				$10,927,996
4 / Dodge & Cox Global Bond Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
March 31, 2022
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
COP: Colombian Peso
Bank of America	8/24/22	USD	9,107,475	COP	34,979,990,693	$ 44,531
EUR: Euro
Bank of America	6/15/22	USD	53,345,810	EUR	47,018,514	1,191,098
JPMorgan	6/15/22	USD	4,080,819	EUR	3,549,179	143,936
UBS	6/15/22	EUR	1,729,968	USD	1,907,157	11,789
HSBC	9/14/22	USD	73,233,775	EUR	66,134,793	(504,545)
Morgan Stanley	9/14/22	USD	11,281,385	EUR	9,795,199	360,031
Morgan Stanley	9/14/22	USD	4,618,624	EUR	4,191,134	(54,365)
State Street	9/14/22	USD	5,388,163	EUR	4,815,445	19,085
GBP: British Pound
Standard Chartered	6/15/22	USD	22,176,010	GBP	16,760,796	164,577
Bank of America	9/14/22	USD	16,958,866	GBP	13,017,339	(141,606)
HSBC	9/14/22	USD	2,489,397	GBP	1,898,703	(4,869)
THB: Thai Baht
JPMorgan	6/22/22	USD	8,216,439	THB	258,900,000	426,984
State Street	6/22/22	USD	430,008	THB	14,490,206	(5,955)
ZAR: South African Rand
Bank of America	1/11/23	USD	19,316,490	ZAR	329,259,237	(2,477,418)
Unrealized gain on currency forward contracts						2,362,031
Unrealized loss on currency forward contracts						(3,188,758)
Net unrealized loss on currency forward contracts						$ (826,727)
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Bond Fund / 5

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■	Level 1: Unadjusted quoted prices in active markets for identical securities
■	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2022:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$ —	$ 516,653,026
Government-Related	—	86,591,127
Securitized	—	369,454,035
Corporate	—	909,745,027
Short-Term Investments
Repurchase Agreements	—	65,675,000
Money Market Fund	7,481,183	—
Total Securities	$ 7,481,183	$1,948,118,215
Other Investments
Futures Contracts
Appreciation	$10,927,996	$ —
Currency Forward Contracts
Appreciation	—	2,362,031
Depreciation	—	(3,188,758)
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
6 / Dodge & Cox Global Bond Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox Global Bond Fund / 7